[Front cover]


[Graphic: Acorn]
[Graphic: Column]
[Graphic: Graduation cap]
[Graphic: Handshake]


Semi-Annual Report
April 30, 1999


Galaxy Money Market Funds


Galaxy Funds


Galaxy Money Market Fund

Galaxy Government Fund

Galaxy U.S. Treasury Fund

Galaxy Tax-Exempt Fund

Galaxy Connecticut Municipal
Money Market Fund

Galaxy Massachusetts Municipal
Money Market Fund


[Graphic: Galaxy Funds logo]

Chairman's Message


Dear Shareholder:

     Enclosed is the Galaxy Money Market Funds' performance report for the six months ended April 30, 1999. The report includes a Market Overview that describes the different economic and market factors influencing money market instruments during this time. Following the Market Overview are portfolio reviews for both the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds that describe how Fleet Investment Advisors Inc. managed the Funds' portfolios in this climate. Financial statements and a list of portfolio holdings for each of the Funds as of April 30, 1999 appear at the end of the report.

     Although the economic outlook brightened during the recent six-month period, there was enough uncertainty about the direction of inflation and interest rates to cause significant fluctuations in money market yields. Stocks advanced and bonds declined in this environment, with individual sectors responding to market changes in different ways. As in previous transitions, experienced investors held to their long-term strategies and kept their portfolios well diversified.

     During this time, Fleet Investment Advisors Inc. has also worked with us to expand the information we provide to our shareholders. By giving you more information that is easier to access, we hope to help you manage current market conditions more effectively and develop investment plans that bring you closer to your financial goals.

     At the end of 1998, we launched The Galaxy, America's first mutual fund newspaper. Sent to more than 200,000 retail shareholders of the Galaxy Funds, this quarterly publication provides in-depth coverage of key market trends, investment issues, and planning tools. There are also interviews with Galaxy Fund portfolio managers, as well as announcements of new products and services for shareholders.

     In addition, we are expanding our web site (www.galaxyfunds.com). The revised site - which should be completed by the end of this summer - will include more educational articles, interactive services, and market reports. Shareholders will also be able to access many of the articles from The Galaxy on the site.

     We hope these new shareholder services will help you make the most of your Galaxy Fund investments. We encourage you to contact us for any additional information you may need, including questions about the material in this report, by calling the Galaxy Information Center toll-free at 1-877-BUY-GALAXY (1-877-289-4252). You can also visit our investment professionals located at Fleet branches.


     Sincerely,

[Graphic: Signature of Dwight E. Vicks, Jr.]

     Dwight E. Vicks, Jr.
     Chairman of the Board of Trustees


[Begin sidebar]

Mutual Funds:

o are not bank
deposits
o are not FDIC
insured
o are not obligations
of Fleet Bank
o are not guaranteed
by Fleet Bank
o are subject to
investment risk
including possible
loss of principal
amount invested

[End sidebar]

Market Overview


MONEY MARKET OVERVIEW

By Fleet Investment Advisors Inc.

     During the six months ended April 30, 1999, money market yields fluctuated substantially as the outlooks for economic growth, inflation, and interest rates continued to change.

     After slicing short-term interest rates by 25 basis points in November of 1998, for a total cut of 75 basis points since September 1998, the Federal Reserve (the "Fed") left rates alone in the first four months of 1999. This was largely because inflation remained quite low. But with economic growth at home significantly stronger than analysts had expected, and economies abroad more stable, investors were frequently concerned that the Fed may have to raise short-term rates to keep inflation under control.

     By adjusting the maturities and investment mixes of the Galaxy Money Market Funds to make the most of changing yields, we helped the Funds earn total returns during the reporting period that compared favorably with the total returns of their market benchmarks.

Economic Outlook Brightens

     When the period began, three-month Treasury bills were yielding about 4.3%, and the annual rate of inflation was about 1.6%. Following an annualized growth rate of 3.7% in the third quarter of 1998, the gross domestic product ("GDP"), which measures the output of U.S. goods and services, rose by 6% in the fourth quarter of 1998.

     The significant increase in growth occurred despite continued economic problems in Asia and many emerging markets in other parts of the world. Concerned about the global impact of these problems on financial markets, investors had fled to the safety of U.S. Treasury issues for some time. The Fed's rate cut in November restored investors' confidence and eased the demand for Treasury securities. In making the third rate cut, the Fed suggested that it would require additional economic deterioration before slicing rates again, which caused short-term yields to edge upward.

     U.S. economic growth remained surprisingly strong in the first quarter of 1999, with an estimated GDP rate of 4.1%. Although inflation remained tame, investors worried that the next Fed move would be an increase in short-term rates to slow growth and prevent future inflation. U.S. Treasury bill yields moved higher in January and February, and reached 4.7% by March 1. With reports that inflation was still in check, short-term yields edged lower again. By the end of April, three-month Treasury bills were yielding about 4.5%.

     During this time, the Galaxy Money Market Funds benefited from sizable investments in overnight securities and issues with floating interest rates. When we felt yields were peaking, we used instruments with longer maturities to lock in higher yields. Throughout the period we looked for opportunities to take advantage of changes in the spreads between yields of different short-term securities, as well as yield fluctuations caused by seasonal market changes.

[Begin sidebar]

"U.S. economic
growth remained sur-
prisingly strong in the
first quarter of 1999,
with an estimated
GDP rate of 4.1%."

[End sidebar]

Performance At-A-Glance As of April 30, 1999


                                           Retail A      Retail B         Trust
                                            Shares        Shares         Shares
                                            ------        ------         ------
Galaxy Money Market Fund
     7-day average yield................     4.27%         3.69%          4.44%
     30-day average yield...............     4.27%         3.68%          4.44%

Galaxy Government Fund
     7-day average yield................     4.14%           N/A          4.32%
     30-day average yield...............     4.15%           N/A          4.33%

Galaxy Tax-Exempt Fund
     7-day average yield................     2.85%           N/A          2.99%
     30-day average yield...............     2.41%           N/A          2.55%

Galaxy U.S. Treasury Fund
     7-day average yield................     3.94%           N/A          4.10%
     30-day average yield...............     3.99%           N/A          4.14%

Galaxy Connecticut Municipal
Money Market Fund
     7-day average yield................     2.78%           N/A            N/A
     30-day average yield...............     2.35%           N/A            N/A

Galaxy Massachusetts Municipal
Money Market Fund
     7-day average yield................     2.87%           N/A            N/A
     30-day average yield...............     2.40%           N/A            N/A

Past performance is no guarantee of future results. Investments in the Galaxy Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Yields are historical and will vary with market performance.

Retail A Shares are currently charged a shareholder servicing fee of 0.10% of average daily net assets. Retail B Shares are currently charged a distribution fee of 0.65% of average daily net assets and a shareholder servicing fee of 0.10% of average daily net assets. (See Note 3 in the Notes to Financial Statements.)


Slower Growth Possible

     The current U.S. economic expansion is now more than eight years old, making it the longest period of continuous economic growth since 1969. While there are many positive economic conditions that could sustain growth in coming months, we believe several factors could slow the GDP rate to less than 3% in the second half of 1999.

     Although economies overseas have become increasingly stable, many problems remain that could continue to curb U.S. exports. With consumer spending outpacing income, it seems likely that consumers will reduce spending later this year. Despite a recent uptick in inflation, due largely to increases in the price of oil, inflation should remain modest if growth slows. This would let the Fed keep interest rates on hold and prevent short-term yields from moving much higher.

     When yields reach levels that we feel are attractive, we may add longer-maturity investments to the Galaxy Money Market Funds. To remain prepared for any interim increase in yields, we are also purchasing investments with shorter maturities. As before, we expect to take advantage of special yield opportunities that arise and focus on high-quality investments with good liquidity.

[Begin sidebar]

"Despite a recent
uptick in inflation,
due largely to
increases in the price
of oil, inflation
should remain mod-
est if growth slows."

[End sidebar]

Portfolio Reviews


GALAXY TAXABLE MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

     As economic expectations changed in the past six months, causing money market yields to fluctuate, we emphasized investments with good liquidity and strong credit quality in the Galaxy Taxable Money Market Funds, which include the Galaxy Money Market Fund, the Galaxy Government Fund, and the Galaxy U.S. Treasury Fund. By also taking advantage of special opportunities to enhance yield that appeared in individual market sectors, we helped the Funds earn total returns for the six months ended April 30, 1999 that were competitive with the returns for their benchmarks.

     During the period, Trust Shares of the Galaxy Money Market Fund had a total return of 2.28%, and Retail A Shares of the Galaxy Money Market Fund earned a total return of 2.19%. Retail B Shares earned a total return of 1.87% before deducting the 5.00% contingent deferred sales charge, and a total return of -3.13% after deducting the 5.00% contingent deferred sales charge.

     Over the same time, Lipper Analytical Services ("Lipper"), a mutual fund performance tracking service, reported average total returns of 2.38% for trust shares and 2.16% for retail shares of other taxable money market funds that reported their results to Lipper.

     For the six months ended April 30, 1999, Trust Shares of the Galaxy Government Fund had a total return of 2.23%, and Retail A Shares of the Galaxy Government Fund had a total return of 2.14%. Trust shares of other money market funds investing in U.S. government issues that reported their performance to Lipper earned an average total return of 2.32% over the same period. Retail shares of similar funds that reported their performance to Lipper earned an average total return of 2.15% for the period.

     During this time, Trust Shares of the Galaxy U.S. Treasury Fund had a total return of 2.09%. Retail A Shares of the Galaxy U.S. Treasury Fund earned a total return of 2.01%. These returns compared with an average total return of 2.19% for trust shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper. Retail shares of similar funds that reported their performance to Lipper earned an average total return of 2.03% for the period.

     On April 30, 1999, the Galaxy Money Market Fund had an average maturity of 43 days, the Galaxy Government Fund had an average maturity of 36 days, and the Galaxy U.S. Treasury Fund had an average maturity of 59 days.

Responding to Stronger Growth

     When the reporting period began in November 1998, all the Galaxy Money Market Funds held sizable positions in overnight securities. This gave the Funds much-needed liquidity


[Picture: Karen Arneil]

Karen Arneil has managed the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds since September 1996. She has managed money market investments since 1993.


Galaxy Money Market Fund

Distribution of Total Net Assets as of April 30, 1999

[Pie Chart Data]

Commercial Paper                                            43%
U.S. Gov't. and Agency Obligations                          27%
Corporate Notes and Bonds                                   19%
Certificates of Deposit                                      8%
Repurchase Agreement and Net Other Assets and Liabilities    2%
Asset-Backed Securities                                      1%



Galaxy Money Market Fund

7-Day Average Yield (%)

[LINE CHART]

May 1, 1998    April 30, 1999


Galaxy Government Fund

Distribution of Total Net Assets as of April 30, 1999

[Pie Chart Data]

Federal National Mortgage Association                       32%
Federal Home Loan Mortgage Corporation                      31%
Federal Home Loan Bank                                      17%
Repurchase Agreement and Net Other Assets and Liabilities   17%
Federal Farm Credit Bank                                     3%

Portfolio Reviews


in a very nervous market. With economic uncertainty keeping the demand for Treasuries strong, we emphasized longer-term issues in the Galaxy U.S. Treasury Fund to enhance yield.

     Later in the fourth quarter of 1998, with corporate spreads still wide, we added high-quality corporate floating-rate securities to the Galaxy Money Market Fund. As demand for Treasuries began to ease, and the yield curve flattened, we gave greater emphasis to shorter-term issues in the Galaxy U.S. Treasury Fund. At the end of 1998, when standard year-end technical pressures increased yields for issues that mature in 1999, we made selective purchases of longer-term securities for all of the Funds. To maintain adequate liquidity, we balanced these purchases with investments in overnight issues.

     In February of 1999, as an improving economic outlook drove money market yields higher, we added one-year investments to the Funds to lock in the stronger yields. In the Money Market Fund, we continued to add high-quality corporate floaters. With the approach of the April 15 tax filing deadline, the U.S. Treasury issued multiple cash management bills. We added these securities to the Galaxy U.S. Treasury Fund to take advantage of the high yields they offered. Because the yield curve was flat for government agency issues and U.S. Treasuries, we emphasized shorter-term investments in both the Galaxy U.S. Treasury Fund and the Galaxy Government Fund during this time. As government agency paper that we had purchased at the end of 1998 for the Galaxy Money Market Fund matured, we increased our corporate exposure.

Adding Longer Maturities

     If economic growth slows and inflation remains moderate, money market yields should begin to peak. As a result, we may invest in longer maturities to make the most of the attractive yields that are available. As always, we will focus on high-quality investments, while maintaining a healthy level of liquidity.



Galaxy Government Fund

7-Day Average Yield (%)

[LINE CHART]

May 1, 1998    April 30, 1999



Galaxy U.S. Treasury Fund

Distribution of Total Net Assets as of April 30, 1999

[Pie Chart Data]

U.S. Treasury Bills                                              48%
Federal Home Loan Bank                                           30%
U.S. Treasury Notes                                              20%
Federal Farm Credit Bank and Net Other Assets and Liabilities     2%



Galaxy U.S. Treasury Fund

7-Day Average Yield (%)

[LINE CHART]

May 1, 1998    April 30, 1999

Portfolio Reviews


GALAXY TAX-EXEMPT MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

     In addition to fluctuations in short-term interest rates, the yields on tax-exempt money market securities are strongly affected by changes in market supply and demand. As such changes occurred over the past six months, we were able to maximize yield opportunities by adjusting the maturities of investments in the Galaxy Tax-Exempt Money Market Funds, which include the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund. This helped the Funds earn total returns that compared favorably with other tax-exempt money market funds.

     For the six-month reporting period ended April 30, 1999, Trust and Retail A Shares of the Galaxy Tax-Exempt Fund had total returns of 1.26% and 1.20%, respectively. Over the same time, retail and trust shares of other tax-exempt money market funds reporting their performance to Lipper earned average total returns of 1.39% and 1.25%, respectively.

Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 1.17%, versus 1.15% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 1.20%, versus 1.22% for the retail shares of other Massachusetts tax-exempt money market funds reporting their performance to Lipper.

     As of April 30, 1999, the average maturity of the Tax-Exempt Fund was 26 days, and the average maturities of the Connecticut and Massachusetts Municipal Money Market Funds were 40 days and 60 days, respectively.

Changes in Supply and Demand

     In the fourth quarter of 1998, when the reporting period began, issuers of tax-exempt securities were emphasizing longer-term debt over money market securities because low long-term securities were more attractive to issuers. As the supply of tax-exempt money market securities was shrinking, demand remained strong, which put downward pressure on short-term tax-exempt yields. With the turmoil abroad, we concentrated on buying general obligation issues of state and local governments and paper backed by domestic banks, for the Galaxy Tax-Exempt Money Market Funds. We purchased general obligation notes which increased the average maturity of the Funds slightly.


Galaxy Tax-Exempt Fund

Distribution of Total Net Assets as of April 30, 1999

[Pie Chart Data]

South                                                                 51%
East                                                                  13%
Mountain                                                              13%
North Central                                                         12%
Pacific                                                                6%
Other Territories, Cash Equivalents & Net Other Assets and Liabilities 5%



Galaxy Tax-Exempt Fund

7-Day Average Yield (%)

[LINE CHART]

May 1, 1998    April 30, 1999



Galaxy Connecticut Municipal Money Market Fund

7-Day Average Yield (%)

[LINE CHART]

May 1, 1998    April 30, 1999

Portfolio Reviews


     In January and February of 1999, tax-exempt money market securities faced seasonal downward pressure on yields as demand increased. During this time we continued to find attractive yield opportunities in tax-exempt notes. As the April tax season approached, we increased liquidity in the Galaxy Tax-Exempt Money Market Funds to meet expected liquidations. The majority of liquidations occured just after April 15. As a result of the large drop in demand that took place at that time, tax-exempt money market yields moved sharply higher. The Galaxy Tax-Exempt Money Market Funds benefited in this environment from sizable investments in variable-rate issues. While we continued to look for tax-exempt notes to enhance yield further, supplies of these issues were limited.

Future Yield Enhancements

     The weeks ahead should bring an increase in new tax-exempt securities, as state and local governments start new fiscal years. As supplies grow, and yields improve, we plan to lock in the higher yields with purchases of tax-exempt notes. At the same time, we will continue to look for opportunities in variable-rate products to capture fluctuations in yields that a strong economy and fear of inflation might bring. As always we expect to keep the portfolios of the Galaxy Tax-Exempt Money Market Funds liquid and well diversified.


Galaxy
Connecticut Municipal Money Market Fund

Distribution of Total Net Assets as of April 30, 1999

[Pie Chart Data]

Connecticut                                     65%
Puerto Rico                                     11%
South                                            9%
Pacific                                          5%
North Central                                    4%
East, Other Territories, Cash Equivalents
and Net Other Assets and Liabilities             3%
Mountain                                         3%



Galaxy Massachusetts Municipal Money Market Fund

7-Day Average Yield (%)

[PLOT POINTS]

May 1, 1998    April 30, 1999



Galaxy Massachusetts Municipal Money Market Fund

Distribution of Total Net Assets as of April 30, 1999

[Pie Chart Data]

Massachusetts                                                         76%
South                                                                  9%
North Central, Cash Equivalents & Net Other Assets and Liabilities     6%
Mountain                                                               3%
Pacific                                                                3%
Other Territories                                                      3%


--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor is presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and exclude the deduction of any contingent deferred sales charge unless otherwise indicated. Retail B Shares of the Galaxy Money Market Fund are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year after purchase. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Shareholder Services


AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of nearly everyone.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one fund for shares in another fund within the same share class.

CONSOLIDATED STATEMENTS

Timely, comprehensive mutual fund account statements offer detailed information on your individual account. If you have a FleetOne Gold or a Fleet Private Banking Account, your Galaxy Fund information can be added to these statements.

24-HOUR ACCESS TO REGISTERED REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.


--------------------------------------------------------------------------------
Certain shareholder services may not be available to Trust Share investors. Please consult the Fund Prospectus. * Shares of the Funds are distributed through First Data Distributors, Inc., member NASD and SIPC. Investment Specialists are registered representatives of FIS Securities, Inc., Fleet Enterprises Inc. or Quick & Reilly Inc., members NASD and SIPC.

[Begin sidebar]

"A well-balanced
 asset allocation
 plan may help
 to control your
 risk while
 pursuing your
 goals."

[End sidebar]

Shareholder Information


This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from First Data Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal amount invested. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.


                             [Graphic: Recycle bug]


                   This report was printed on recycled paper.


[Begin sidebar]

        TRUSTEES
      AND OFFICERS

  Dwight E. Vicks, Jr.
  Chairman and Trustee

     John T. O'Neill
  President, Treasurer
       and Trustee

    Louis DeThomasis,
      F.S.C., Ph.D.
         Trustee

    Donald B. Miller
         Trustee

      James M. Seed
         Trustee

   Bradford S. Wellman
         Trustee

        W. Bruce
   McConnel, III, Esq.
        Secretary

      Jylanne Dunne
   Vice President and
   Assistant Treasurer

    William Greilich
     Vice President

   INVESTMENT ADVISOR

    Fleet Investment
      Advisors Inc.
     75 State Street
       Boston, MA
          02109

       DISTRIBUTOR

       First Data
   Distributors, Inc.
   4400 Computer Drive
      Westborough,
Massachusetts 01581-5108

      ADMINISTRATOR

   First Data Investor
  Services Group, Inc.
   4400 Computer Drive
      Westborough,
Massachusetts 01581-5108

[End sidebar]

Money Market Fund


Portfolio of Investments
April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

COMMERCIAL PAPER (A) - 42.67%

                  Finance - 25.34%

$   50,000,000    American Express Credit Corp.
                  4.80%, 05/26/99 .................    $  49,833,333
    40,000,000    American Express Credit Corp.
                  4.78%, 06/24/99 .................       39,713,200
    30,000,000    American Express Credit Corp.
                  4.78%, 06/28/99 .................       29,768,967
    50,000,000    Associates Corp. of North America
                  4.82%, 05/03/99 .................       49,986,611
    50,000,000    Associates Corp. of North America
                  4.78%, 06/21/99 .................       49,661,417
    30,000,000    Associates Corp. of North America
                  4.78%, 06/22/99 .................       29,792,867
    47,000,000    BP America, Inc.
                  4.92%, 05/03/99 .................       46,987,153
    37,400,000    BellSouth Capital Funding Corp.
                  4.79%, 05/26/99 (C) .............       37,275,593
    50,000,000    Cargill, Inc.
                  4.93%, 05/03/99 .................       49,986,306
    45,000,000    Ford Motor Credit Co.
                  4.79%, 05/07/99 .................       44,964,075
    40,000,000    Ford Motor Credit Co.
                  4.80%, 05/13/99 .................       39,936,000
    50,000,000    Ford Motor Credit Co.
                  4.83%, 06/09/99 .................       49,738,375
    25,000,000    General Electric Capital Corp.
                  4.79%, 05/04/99 .................       24,990,021
    50,000,000    General Electric Capital Corp.
                  4.81%, 06/01/99 .................       49,792,903
    25,000,000    General Electric Capital Corp.
                  4.81%, 07/09/99 .................       24,769,521
    35,000,000    General Electric Capital Corp.
                  4.79%, 07/20/99 .................       34,627,444
    50,000,000    General Motors Acceptance Corp.
                  4.84%, 05/03/99 .................       49,986,555
    50,000,000    General Motors Acceptance Corp.
                  4.80%, 05/21/99 .................       49,866,667
    50,000,000    General Re Corp.
                  4.78%, 06/08/99 .................       49,747,722
    20,000,000    National Rural Utilities Cooperative
                  Finance Corp.
                  4.81%, 05/14/99 .................       19,965,261
    45,000,000    National Rural Utilities Cooperative
                  Finance Corp.
                  4.82%, 05/20/99 .................       44,885,525
    20,000,000    National Rural Utilities Cooperative
                  Finance Corp.
                  4.78%, 06/23/99 .................       19,859,256
    20,000,000    USAA Capital Corp.
                  4.79%, 06/16/99 .................       19,877,589
    75,000,000    Xerox Credit Corp.
                  4.90%, 05/03/99 .................       74,979,584
                                                       -------------
                                                         980,991,945
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Consumer Staples - 9.90%

$   40,990,000    Coca-Cola Co.
                  4.81%, 05/06/99 .................    $  40,962,616
    43,080,000    Coca-Cola Co.
                  4.80%, 05/18/99 .................       42,982,352
     9,600,000    Coca-Cola Co.
                  4.77%, 06/21/99 .................        9,535,128
    50,000,000    DaimlerChrysler
                  4.80%, 05/17/99 .................       49,893,333
    23,850,000    DaimlerChrysler
                  4.80%, 07/15/99 .................       23,611,500
    41,351,000    Heinz, (H.J.) Co.
                  4.81%, 05/14/99 .................       41,279,176
    10,200,000    Heinz, (H.J.) Co.
                  4.83%, 05/25/99 .................       10,167,156
    12,800,000    Kellogg Co.
                  4.78%, 05/07/99 .................       12,789,803
     7,375,000    Procter & Gamble Co.
                  4.82%, 05/06/99 .................        7,370,063
    35,000,000    Procter & Gamble Co.
                  4.77%, 06/11/99 .................       34,809,863
    35,000,000    Procter & Gamble Co.
                  4.76%, 06/18/99 .................       34,777,867
    75,000,000    United Parcel Service
                  5.02%, 05/03/99 .................       74,979,083
                                                       -------------
                                                         383,157,940
                                                       -------------

                  Chemicals and Drugs - 3.34%

    30,000,000    Pfizer, Inc.
                  4.76%, 05/28/99 (C) .............       29,892,900
   100,000,000    Pfizer, Inc.
                  4.76%, 06/09/99 (C) .............       99,484,333
                                                       -------------
                                                         129,377,233
                                                       -------------

                  Technology - 2.87%

    50,000,000    Ameritech Corp.
                  4.80%, 05/12/99 .................       49,926,667
    50,000,000    IBM Credit Corp.
                  4.80%, 05/10/99 .................       49,940,000
    11,445,000    IBM Credit Corp.
                  4.77%, 05/28/99 .................       11,404,055
                                                       -------------
                                                         111,270,722
                                                       -------------

                  Utilities - 1.22%

    47,500,000    Emerson Electric Co.
                  4.77%, 06/01/99 .................       47,304,894
                                                       -------------
                  Total Commercial Paper ..........    1,652,102,734
                                                       -------------
                  (Cost $1,652,102,734)


                       See Notes to Financial Statements.

Money Market Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.19%

                  Federal National
                  Mortgage Association - 12.51%

$   36,000,000    4.75%, 05/05/99 (A) .............    $  35,981,000
    40,000,000    4.72%, 05/10/99 (A) .............       39,952,800
    71,400,000    4.74%, 05/11/99 (A) .............       71,305,990
    30,000,000    4.75%, 05/13/99 (A) .............       29,952,500
    24,425,000    4.75%, 05/18/99 (A) .............       24,370,213
    25,000,000    4.76%, 05/19/99 (A) .............       24,940,500
    31,365,000    4.77%, 05/24/99 (A) .............       31,269,515
    23,222,000    4.63%, 06/10/99 (A) .............       23,102,536
    40,000,000    4.64%, 06/15/99 (A) .............       39,768,000
    50,000,000    4.74%, 07/02/99 (A) .............       49,591,833
    30,000,000    4.69%, 07/07/99 (A) .............       29,738,142
    50,000,000    4.69%, 07/22/99 (A) .............       49,465,861
    35,000,000    4.76%, 05/14/99, MTN (B) ........       34,998,959
                                                       -------------
                                                         484,437,849
                                                       -------------

                  Federal Home Loan
                  Mortgage Corporation - 11.97%

    50,000,000    4.70%, 05/04/99 (A) .............       49,980,417
    85,000,000    4.76%, 05/14/99 (A) .............       84,853,913
   100,000,000    4.75%, 05/17/99 (A) .............       99,789,111
    40,000,000    4.78%, 05/27/99 (A) .............       39,861,911
    30,000,000    4.78%, 06/02/99 (A) .............       29,872,533
    50,000,000    4.74%, 06/04/99 (A) .............       49,776,169
    50,000,000    4.69%, 06/21/99 (A) .............       49,667,792
    30,000,000    4.75%, 06/25/99 (A) .............       29,782,292
    30,000,000    4.73%, 08/27/99 (B) .............       29,986,020
                                                       -------------
                                                         463,570,158
                                                       -------------

                  Federal Home Loan Bank - 2.71%

    40,000,000    4.73%, 05/07/99 (A) .............       39,968,467
    50,000,000    4.74%, 05/12/99 (A) .............       49,927,583
    15,000,000    5.56%, 08/04/99 .................       14,998,009
                                                       -------------
                                                         104,894,059
                                                       -------------
                  Total U.S. Government and
                  Agency Obligations                   1,052,902,066
                                                       -------------
                  (Cost $1,052,902,066)

CORPORATE NOTES AND BONDS (B) - 19.07%

                  Banking - 13.26%

    50,000,000    Comerica Bank, Bank Note
                  4.93%, 11/23/99 .................       49,988,876
    50,000,000    First National Bank of Chicago, Bank Note
                  4.82%, 06/16/99 .................       50,000,000
    50,000,000    First Union National Bank, Bank Note
                  5.02%, 11/22/99 .................       49,992,805
    50,000,000    First Union National Bank, Bank Note
                  5.04%, 11/29/99 .................       50,000,000


   Par Value                                              Value
   ----------                                           ---------

                  Banking (continued)

$   50,000,000    Huntington National Bank, Bank Note
                  5.02%, 12/01/99 .................    $  49,985,290
    50,000,000    Huntington National Bank, Bank Note
                  5.03%, 12/03/99 .................       50,000,000
    20,000,000    Key Bank, Bank Note
                  4.90%, 06/10/99 .................       19,998,869
    50,000,000    Mellon Bank, Bank Note
                  4.85%, 03/10/00 .................       49,979,275
    11,000,000    Morgan Guaranty Trust Co., Bank Note
                  4.86%, 09/27/99 .................       11,000,228
    50,000,000    NationsBank, N.A., Bank Note
                  4.89%, 12/15/99 .................       49,987,710
    25,000,000    Old Kent Bank, Bank Note
                  4.87%, 03/10/00 .................       24,989,437
    50,000,000    PNC Bank, N.A., Bank Note
                  4.81%, 07/02/99 .................       49,993,929
     7,500,000    PNC Bank, N.A., Bank Note
                  4.80%, 08/16/99 .................        7,498,379
                                                       -------------
                                                         513,414,798
                                                       -------------

                  Finance - 5.16%

    50,000,000    Deere (John) Capital Corp., MTN
                  4.99%, 12/10/99 .................       49,986,552
    50,000,000    IBM Credit Corp.
                  4.99%, 12/07/99 .................       50,000,000
   100,000,000    Texaco Capital, Inc.
                  4.85%, 05/03/00 .................       99,906,000
                                                       -------------
                                                         199,892,552
                                                       -------------

                  Utilities - 0.65%

    25,000,000    National Rural Utilities
                  Cooperative, MTN
                  4.92%, 09/21/99 .................       25,000,000
                                                       -------------
                  Total Corporate Notes and Bonds .      738,307,350
                                                       -------------
                  (Cost $738,307,350)

CERTIFICATES OF DEPOSIT - 8.48%

    50,000,000    Bank of Nova Scotia
                  5.00%, 04/20/00 .................       50,024,629
    25,000,000    PNC Bank, N.A.
                  4.81%, 07/27/99 .................       24,995,531
    74,500,000    Royal Bank of Canada, Yankee
                  5.27%, 03/02/00 .................       74,466,958
    50,000,000    Royal Bank of Canada, Yankee
                  4.81%, 08/06/99 .................       49,988,659
    29,000,000    Toronto Dominion Holdings, Yankee
                  5.27%, 03/02/00 .................       28,988,307
   100,000,000    UBS AG, Yankee
                  5.28%, 03/03/00 .................       99,967,639
                                                       -------------
                  Total Certificates of Deposit ...      328,431,723
                                                       -------------
                  (Cost $328,431,723)


                       See Notes to Financial Statements.

Money Market Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

ASSET-BACKED SECURITIES - 1.28%

$   16,087,110    Daimler-Benz Vehicle Trust
                  Series 1998, Class A
                  5.27%, 01/03/00 .................   $   16,087,110
    16,174,363    First Security Auto Trust
                  Series 1999, Class 1
                  4.96%, 03/15/00 .................       16,174,363
    17,186,299    Honda Auto Receivables
                  Owner Trust
                  Series 1999, Class 1
                  4.97%, 02/15/00 .................       17,186,299
                                                      --------------
                  Total Asset-Backed Securities ...       49,447,772
                                                      --------------
                  (Cost $49,447,772)

REPURCHASE AGREEMENT - 5.49%

   212,520,000    Repurchase Agreement with:
                  Goldman Sachs
                  4.90%, 05/03/99, dated 04/30/99
                  Repurchase Price $212,606,779
                  (Collateralized by U.S. Treasury Notes
                  5.500% to 7.625%, Due 05/15/01
                  thru 08/15/28,
                  Total Par $193,258,000
                  Market Value $216,771,274) ......      212,520,000
                                                      --------------
                  Total Repurchase Agreement ......      212,520,000
                                                      --------------
                  (Cost $212,520,000)

Total Investments - 104.18% .......................    4,033,711,645
                                                      --------------
(Cost $4,033,711,645)*

Net Other Assets and Liabilities - (4.18)% ........     (161,856,518)
                                                      --------------
Net Assets - 100.00% ..............................   $3,871,855,127
                                                      ==============

----------------------------
*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1999.
(C) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified buyers. At April 30, 1999, these securities amounted to $166,652,826 or 4.30% of net assets.
MTN  Medium Term Note


                       See Notes to Financial Statements.

Government Fund


Portfolio of Investments
April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 82.98%

                  Federal National
                  Mortgage Association - 31.53%

$   25,000,000    4.72%, 05/10/99 (A) .............    $  24,970,500
    30,000,000    4.74%, 05/11/99 (A) .............       29,960,500
    40,000,000    4.75%, 05/13/99 (A) .............       39,936,667
    30,000,000    4.76%, 05/14/99 MTN (B) .........       29,999,108
    25,000,000    4.76%, 05/19/99 (A) .............       24,940,500
    25,000,000    4.80%, 05/24/99 (A) .............       24,923,254
    45,492,000    4.63%, 06/07/99 (A) .............       45,275,522
    25,000,000    4.64%, 06/15/99 (A) .............       24,855,000
    28,350,000    4.74%, 07/02/99 (A) .............       28,118,569
    25,000,000    4.71%, 07/13/99 (A) .............       24,760,976
    35,000,000    4.69%, 07/22/99 (A) .............       34,626,103
                                                       -------------
                                                         332,366,699
                                                       -------------

                  Federal Home Loan
                  Mortgage Corporation  - 31.37%

    40,000,000    4.80%, 05/06/99 (A) .............       39,973,333
    25,000,000    4.74%, 05/17/99 (A) .............       24,947,333
    30,000,000    4.80%, 05/18/99 (A) .............       29,932,000
    35,000,000    4.74%, 06/04/99 (A) .............       34,843,317
    13,943,000    4.75%, 06/07/99 (A) .............       13,874,931
    38,330,000    4.73%, 06/16/99 (A) .............       38,098,338
    25,000,000    4.70%, 07/09/99 (A) .............       24,774,792
    35,000,000    4.69%, 07/12/99 (A) .............       34,671,700
    40,000,000    4.70%, 07/14/99 (A) .............       39,613,555
    50,000,000    4.73%, 08/27/99 (B) .............       49,976,701
                                                       -------------
                                                         330,706,000
                                                       -------------

                  Federal Home Loan Bank - 16.76%

    15,000,000    4.71%, 05/07/99 (A) .............       14,988,225
    40,000,000    4.74%, 05/12/99 (A) .............       39,942,067
    35,000,000    4.74%, 05/21/99 (A) .............       34,907,930
    32,000,000    4.68%, 06/11/99 (A) .............       31,829,440
    25,000,000    4.76%, 09/08/99 (B) .............       24,995,548
    30,000,000    5.16%, 03/08/00 .................       29,977,853
                                                       -------------
                                                         176,641,063
                                                       -------------

                  Federal Farm Credit Bank - 3.32%

    35,000,000    4.60%, 05/03/99 .................       34,999,703
                                                       -------------
                  Total U.S. Government
                  and Agency Obligations ..........      874,713,465
                                                       -------------
                  (Cost $874,713,465)


   Par Value                                              Value
   ----------                                           ---------

REPURCHASE AGREEMENT - 17.09%

$  180,135,000    Repurchase Agreement with:
                  Goldman Sachs
                  4.90%, 05/03/99, dated 04/30/99
                  Repurchase Price $180,208,555
                  (Collateralized by U.S. Treasury Notes
                  and Bonds 5.375% to 8.125%,
                  Due 06/30/03 thru 08/15/21
                  Total Par $155,305,000
                  Market Value $183,737,957) ......    $ 180,135,000
                                                      --------------
                  Total Repurchase Agreement ......      180,135,000
                                                      --------------
                  (Cost $180,135,000)

Total Investments - 100.07% .......................    1,054,848,465
                                                      --------------
(Cost $1,054,848,465)*

Net Other Assets and Liabilities - (0.07)% ........         (745,295)
                                                      --------------
Net Assets - 100.00% ..............................   $1,054,103,170
                                                      ==============

----------------------------
*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1999.
MTN  Medium Term Note


                       See Notes to Financial Statements.

Tax-Exempt Fund


Portfolio of Investments
April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

MUNICIPAL SECURITIES - 96.25%

                  Alabama -  3.37%

$    6,000,000    Chatom IDB, PCR
                  Alabama Electric Cooperative
                  3.10%, 06/21/99
                  Guaranteed: National Rural
                  Utilities CFC ...................    $   6,000,000
    10,000,000    Montgomery IDB, PCR
                  General Electric Co. Project
                  3.50%, 05/06/99 .................       10,000,000
     1,200,000    North Alabama, PCR
                  Environmental Improvement Authority
                  Reynolds Metals
                  4.25%, 12/01/00 (A)
                  LOC: Bank of Nova Scotia ........        1,200,000
     1,000,000    Phenix County IDB
                  Environmental Improvements
                  Georgia Kraft Project
                  4.25%, 12/01/15 (A)
                  LOC: Deutsche Bank AG ...........        1,000,000
     1,700,000    Stevenson IDB
                  Environmental Improvements
                  Mead Corp Project
                  4.20%, 11/01/16 (A)
                  LOC: Credit Suisse First Boston .        1,700,000
                                                       -------------
                                                          19,900,000
                                                       -------------

                  Alaska - 1.30%

     6,600,000    Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project, Series A
                  4.25%, 12/01/33 (A) .............        6,600,000
     1,100,000    Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project, Series C
                  4.25%, 12/01/33 (A) .............        1,100,000
                                                       -------------
                                                           7,700,000
                                                       -------------

                  Arizona - 1.42%

     1,600,000    Maricopa County IDA
                  Samaritan Health Service Hospital
                  Class B2
                  4.25%, 12/01/08 (A)
                  Insured: MBIA
                  SPA: Bank of America NT & SA ....        1,600,000
     4,000,000    Maricopa County, PCR
                  Arizona Public Service Co.
                  Series A
                  4.25%, 05/01/29 (A)
                  LOC: Morgan Guaranty Trust Co. ..        4,000,000
     2,800,000    Maricopa County, PCR
                  Arizona Public Service Co.
                  Series F
                  4.25%, 05/01/29 (A)
                  LOC: Bank of America NT & SA ....        2,800,000
                                                       -------------
                                                           8,400,000
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Arkansas - 1.17%

$    5,700,000    Crossett, PCR
                  Georgia Pacific Corp. Project
                  4.00%, 10/01/07 (A)
                  LOC: Wachovia Bank, N.A. ........    $   5,700,000
     1,200,000    Pulaski County, PCR
                  Minnesota Mining & Manufacturing
                  3.45%, 08/01/22 (A) .............        1,200,000
                                                       -------------
                                                           6,900,000
                                                       -------------

                  California - 0.25%

     1,500,000    Los Angeles Regional
                  Airports Improvement Corp.
                  American Airlines, Inc., Series D
                  Los Angeles International Airport
                  4.25%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ........        1,500,000
                                                       -------------

                  Colorado - 1.04%

     3,895,000    Colorado State HFA
                  Boulder Community Hospital
                  Series B
                  4.00%, 10/01/14 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ......        3,895,000
     2,265,000    Colorado State HFA
                  Boulder Community Hospital
                  Series C
                  4.00%, 10/01/14 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ......        2,265,000
                                                       -------------
                                                           6,160,000
                                                       -------------

                  Connecticut - 0.17%

     1,000,000    Connecticut State Special Assessment
                  Unemployment Compensation
                  Advisory Fund, Series C
                  3.60%, 11/15/01 (A)
                  Insured: FGIC
                  SPA: FGIC .......................        1,000,000
                                                       -------------

                  Delaware - 0.68%

     4,000,000    Delaware State Economic
                  Development Authority
                  Gore & Associates
                  2.75%, 05/19/99
                  LOC: Morgan Guaranty Trust Co. ..        4,000,000
                                                       -------------


                       See Notes to Financial Statements.

Tax-Exempt Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Florida - 2.44%

$   10,000,000    Putnam County Development
                  Authority, PCR, Seminole Electric
                  Cooperative, Series D
                  2.85%, 12/15/09 (A)
                  Guaranteed: National Rural
                  Utilities CFC ...................    $  10,000,000
     4,400,000    West Orange Memorial Hospital
                  Tax District, Series A-2
                  3.15%, 06/09/99
                  LOC: Rabobank Nederland .........        4,400,000
                                                       -------------
                                                          14,400,000
                                                       -------------

                  Georgia - 3.28%

     8,495,000    Burke County Development
                  Authority, PCR, Oglethorpe
                  Power Corp., Series A
                  3.85%, 01/01/16 (A)
                  Insured: FGIC
                  SPA: Canadian Imperial
                  Bank of Commerce ................        8,495,000
     9,000,000    Municipal Electric Authority
                  Project One - Series B
                  4.00%, 01/01/16 (A)
                  LOC: ABN-AMRO Bank N.V. .........        9,000,000
     1,900,000    Municipal Electric Authority
                  Project One - Series D
                  4.00%, 01/01/22 (A)
                  LOC: ABN-AMRO Bank N.V. .........        1,900,000
                                                       -------------
                                                          19,395,000
                                                       -------------

                  Illinois - 4.93%

     4,900,000    Chicago O'Hare International Airport
                  American Airlines, Series C
                  4.30%, 12/01/17(A)
                  LOC: Royal Bank of Canada .......        4,900,000
     5,000,000    Illinois Development Finance
                  Authority, PCR, Illinois Power Co.
                  Project, Series A
                  4.00%, 11/01/28 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ................        5,000,000
     7,800,000    Illinois Educational Facilities
                  Authority, Pooled Financing
                  Program, Series 95
                  2.95%, 06/09/99 (A)
                  LOC: Northern Trust Co. .........        7,800,000
     4,000,000    Illinois Educational Facilities
                  Authority, Pooled Financing
                  Program, Series 95
                  2.85%, 06/09/99 (A)
                  LOC: Northern Trust Co. .........        4,000,000
     5,100,000    Joliet Regional Port District
                  Marine Terminal Revenue
                  Exxon Project
                  4.25%, 10/01/24 (A) .............        5,100,000


   Par Value                                              Value
   ----------                                           ---------

                  Illinois  (continued)

$    2,300,000    Northbrook, IDR
                  Euromarket Designs, Inc.
                  4.05%, 07/01/02 (A)
                  LOC: Harris Trust & Savings Bank     $   2,300,000
                                                       -------------
                                                          29,100,000
                                                       -------------

                  Indiana - 1.62%

     1,205,000    Fort Wayne Hospital Authority
                  Parkview Memorial Hospital
                  Series B
                  4.00%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ....        1,205,000
     3,840,000    Fort Wayne Hospital Authority
                  Parkview Memorial Hospital
                  Series C
                  4.00%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ....        3,840,000
     4,500,000    Indiana Development Finance
                  Authority, USX Corp. Project
                  3.00%, 12/01/22 (A)
                  LOC: Bank of Nova Scotia ........        4,500,000
                                                       -------------
                                                           9,545,000
                                                       -------------

                  Kentucky - 3.91%

     7,900,000    Ashland, PCR
                  Ashland Oil, Inc. Project
                  3.90%, 04/01/09 (A)
                  LOC: Suntrust Bank of Nashville .        7,900,000
    15,200,000    Kentucky Asset Liability Commission
                  General Fund Revenue, TRAN
                  Series A
                  4.50%, 06/25/99 .................       15,220,378
                                                       -------------
                                                          23,120,378
                                                       -------------

                  Louisiana - 6.84%

     9,500,000    Ascension Parish, PCR
                  Shell Oil Co.
                  3.90%, 05/01/26 (A) .............        9,500,000
     1,800,000    Lake Charles Harbor &
                  Terminal District
                  Port Facilities Revenue
                  Citgo Petroleum Corp.
                  4.00%, 08/01/07 (A)
                  LOC: Westdeutsche Landesbank ....        1,800,000
     1,100,000    Lake Charles Harbor &
                  Terminal District
                  Revenue Updates
                  Reynolds Metals Co. Project
                  3.95%, 05/01/06 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ................        1,100,000


                       See Notes to Financial Statements.

Tax-Exempt Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Louisiana (continued)

$    4,000,000    Louisiana Offshore Terminal
                  Authority, Deepwater Port Revenue
                  Loop, Inc., 1st Stage
                  4.25%, 09/01/06
                  LOC: UBS AG .....................    $   4,000,000
     2,900,000    Louisiana Offshore Terminal
                  Authority, Deepwater Port Revenue
                  Loop, Inc., 1st Stage A
                  4.25%, 09/01/08 (A)
                  LOC: UBS AG .....................        2,900,000
     1,000,000    Louisiana Public Facilities Authority
                  PCR, Ciba-Geigy Corp. Project
                  3.90%, 12/01/04 (A)
                  LOC: UBS AG .....................        1,000,000
     6,100,000    St. Charles Parish, PCR
                  Shell Oil Co. Project
                  3.90%, 06/01/05 (A) .............        6,100,000
    14,000,000    St. James Parish, PCR
                  3.20%, 05/13/99
                  Guaranteed: Texaco, Inc. ........       14,000,000
                                                       -------------
                                                          40,400,000
                                                       -------------

                  Maryland - 0.47%

     2,800,000    Baltimore County, GO
                  5.00%, 06/01/99 .................        2,805,062
                                                       -------------

                  Massachusetts - 3.78%

     6,000,000    Brookline, BAN, GO
                  3.25%, 12/16/99 .................        6,012,799
     2,500,000    Massachusetts, GO
                  Series A
                  5.50%, 07/01/99 .................        2,510,146
     3,000,000    Massachusetts State Housing Finance
                  Agency, Multi-Family, Series A
                  3.95%, 12/01/25 (A)
                  LOC: GNMA
                  SPA: Republic National Bank NY ..        3,000,000
     3,930,000    Massachusetts State Water
                  Pollution Abatement Treatment
                  Series-A
                  4.25%, 08/01/99 .................        3,935,934
     3,000,000    Natick, BAN, GO, Lot A
                  3.25%, 08/06/99 .................        3,002,578
     3,850,000    Stoneham, BAN, GO
                  3.25%, 11/16/99 .................        3,857,137
                                                       -------------
                                                          22,318,594
                                                       -------------

                  Michigan - 2.84%

     2,240,000    Michigan Municipal Bond
                  Authority, Series B-1
                  4.50%, 07/02/99 .................        2,243,379
    10,000,000    Michigan State Building
                  Authority, Series 2
                  3.15%, 06/09/99 (A)
                  LOC: Canadian Imperial Bank of Canada   10,000,000


   Par Value                                              Value
   ----------                                           ---------

                  Michigan (continued)

$    4,535,000    Michigan State University
                  Revenue, Series A-2
                  3.95%, 08/15/22 (A) .............    $   4,535,000
                                                       -------------
                                                          16,778,379
                                                       -------------

                  Mississippi - 1.14%

     2,000,000    Claiborne County, PCR
                  National Rural Utilities
                  Series G-2
                  2.80%, 05/06/99 .................        2,000,000
     2,500,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 06/01/23 (A) .............        2,500,000
     2,240,000    Mississippi State, GO
                  Capital Improvements, Series B
                  4.50%, 11/01/99 .................        2,256,869
                                                       -------------
                                                           6,756,869
                                                       -------------

                  Missouri - 1.35%

     1,900,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 12/01/16 (A) .............        1,900,000
     6,100,000    Missouri State, PCR
                  Environmental Improvement &
                  Energy Research Authority
                  3.10%, 06/15/99
                  LOC: UBS AG .....................        6,100,000
                                                       -------------
                                                           8,000,000
                                                       -------------

                  Nevada - 1.20%

     7,100,000    Reno Hospital, St. Mary's Regional
                  Medical Center, Series B
                  4.25%, 05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ......        7,100,000
                                                       -------------

                  New Mexico - 3.03%

     3,900,000    Farmington, PCR
                  El Paso Electric Co.
                  Series B
                  3.95%, 11/01/13 (A)
                  LOC: Barclays Bank Plc ..........        3,900,000
     6,500,000    Farmington, PCR
                  Arizona Public Service Co.
                  Series B
                  4.25%, 09/01/24 (A)
                  LOC: Barclays Bank Plc ..........        6,500,000
     7,500,000    New Mexico State, TRAN
                  4.25%, 06/30/99 .................        7,507,735
                                                       -------------
                                                          17,907,735
                                                       -------------


                       See Notes to Financial Statements.

Tax-Exempt Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  New York - 0.34%

$    2,000,000    New York State, PCR
                  Research & Development Authority
                  New York State Electric & Gas Co.
                  Series D
                  4.10%, 10/01/29 (A)
                  LOC: First National Bank of Chicago  $   2,000,000
                                                       -------------

                  North Carolina - 2.78%

     4,200,000    North Carolina Eastern
                  Municipal Power Agency
                  3.15%, 05/25/99
                  LOC: UBS AG,
                  Morgan Guaranty Trust Co. .......        4,200,000
     7,700,000    North Carolina Educational
                  Facilities Finance Agency
                  Bowman Gray School Project
                  3.95%, 09/01/26 (A)
                  LOC: Wachovia Bank, N.A. ........        7,700,000
     4,500,000    Wake County Industrial Facilities &
                  Pollution Control Financing Authority
                  Carolina Power & Light
                  Co. Project, Series A
                  4.15%, 06/15/14 (A)
                  LOC: First National Bank of Chicago      4,500,000
                                                       -------------
                                                          16,400,000
                                                       -------------

                  Ohio - 1.81%

     1,700,000    Evendale, IDR
                  SHV Real Estate, Inc.
                  3.45%, 09/01/15 (A)
                  LOC: ABN-AMRO Bank NV ...........        1,700,000
     4,900,000    Ohio State Air Quality
                  Development Authority
                  Cincinnati Gas & Electric, Series A
                  4.20%, 09/01/30 (A)
                  LOC: ABN-AMRO Bank NV ...........        4,900,000
     1,000,000    Ohio State Air Quality
                  Development Authority
                  Mead Corp.
                  4.15%, 10/01/01 (A)
                  LOC: Deutsche Bank AG ...........        1,000,000
     3,100,000    Toledo-Lucas County Port Authority
                  CSX Transportation, Inc. Project
                  2.70%, 05/12/99
                  LOC: Bank of Nova Scotia ........        3,100,000
                                                       -------------
                                                          10,700,000
                                                       -------------

                  Oregon - 1.39%

     8,200,000    Port Portland, PCR
                  Reynolds Metals Co.
                  4.25%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia ........        8,200,000
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Pennsylvania - 7.39%

$    2,000,000    Beaver County IDA, PCR
                  Duquesne-Beaver Valley, Series A
                  3.90%, 08/01/20 (A)
                  LOC: Barclays Bank Plc ..........    $   2,000,000
     6,900,000    Beaver County IDA, PCR
                  Duquesne-Mansfield, Series B
                  3.90%, 08/01/09 (A)
                  LOC: Barclays Bank Plc ..........        6,900,000
     3,500,000    Chester County IDA, IDR
                  General Motors Corp. Project
                  3.90%, 08/01/01 (A) .............        3,500,000
     3,005,000    Delaware County IDA
                  Resource Recovery Facility, Series G
                  3.90%, 12/01/31 (A)
                  Guaranteed: General Electric
                  Capital Corp. ...................        3,005,000
     2,140,000    Delaware County IDA
                  Resource Recovery Facility
                  Series G
                  3.90%, 12/01/31 (A)
                  Guaranteed: General Electric Capital
                  Corp. ...........................        2,140,000
     6,300,000    Delaware County IDA, PCR
                  Philadelphia Electric Co. Project
                  Series A
                  2.65%, 05/11/99
                  Insured: FGIC ...................        6,300,000
     5,000,000    Delaware Valley Regional
                  Finance Authority, Local
                  Government Revenue, Series B
                  3.90%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston .        5,000,000
     8,100,000    Delaware Valley Regional
                  Finance Authority, Local
                  Government Revenue, Series C
                  3.90%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston .        8,100,000
     2,300,000    Lehigh County
                  General Purpose Authority Revenue
                  Lehigh Valley Hospital, Series A
                  4.15%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Chase Manhattan Bank, N.A. .        2,300,000
     4,400,000    Quakertown General Authority Revenue
                  Pooled Financing Program, Series A
                  4.00%, 06/01/28 (A)
                  LOC: PNC Bank, N.A. .............        4,400,000
                                                       -------------
                                                          43,645,000
                                                       -------------

                  South Carolina - 3.45%

     2,000,000    South Carolina State, GO
                  Capital Improvements, Series A
                  5.00%, 07/01/99 .................        2,006,973
     8,385,000    South Carolina Jobs
                  Economic Development Authority
                  St. Francis Hospital
                  4.25%, 07/01/22 (A)
                  LOC: Chase Manhattan Bank, N.A. .        8,385,000


                       See Notes to Financial Statements.

Tax-Exempt Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  South Carolina (continued)

$   10,000,000    Spartanburg County
                  Health Services District, Inc.
                  Hospital Revenue
                  3.85%, 04/15/23 (A)
                  LOC: MBIA
                  SPA: NationsBank N.A. ...........    $  10,000,000
                                                       -------------
                                                          20,391,973
                                                       -------------

                  Tennessee - 5.45%

     3,500,000    Knox County IDB
                  Old Kingston Properties. Ltd.
                  3.45%, 12/01/14 (A)
                  Insured: FGIC
                  LOC: BankBoston N.A. ............        3,500,000
    11,400,000    Metropolitan Nashville Airport
                  Authority Special Facilities Revenue
                  Series-A, American Airlines Project
                  4.25%, 10/01/12 (A)
                  LOC: Credit Suisse First Boston .       11,400,000
     2,700,000    Sullivan County IDB, PCR
                  Mead Corp. Project
                  4.20%, 10/01/16 (A)
                  LOC: UBS AG .....................        2,700,000
     1,100,000    Tennessee State, BAN, GO, Series A
                  3.85%, 07/01/01 (A)
                  SPA: Tennessee Conservative
                  Retirement System ...............        1,100,000
    10,000,000    Tennessee State, BAN, GO, Series C
                  3.85%, 07/02/01 (A)
                  SPA: Tennessee Conservative
                  Retirement System ...............       10,000,000
     3,450,000    Tennessee State, GO
                  Series A
                  5.00%, 05/01/00 .................        3,515,777
                                                       -------------
                                                          32,215,777
                                                       -------------

                  Texas - 15.59%

     2,750,000    Dallas, GO
                  7.50%, 02/15/00 .................        2,848,403
     6,600,000    Guadalupe-Blanco River Authority
                  PCR, Central Power & Light Co. Project
                  4.25%, 11/01/15 (A)
                  LOC: ABN-AMRO Bank NV ...........        6,600,000
     3,000,000    Gulf Coast Waste Disposal Authority
                  PCR, Amoco Oil Co. Project
                  4.25%, 10/01/17 (A) .............        3,000,000
    12,500,000    Gulf Coast Waste Disposal
                  Authority, PCR
                  Exxon Project
                  3.90%, 10/01/24 (A) .............       12,500,000
     6,300,000    Harris County HFDC
                  Texas Medical Center Project
                  4.40%, 02/15/22 (A)
                  Insured: MBIA
                  SPA: Texas Commerce Bank NA .....        6,300,000


   Par Value                                              Value
   ----------                                           ---------

                  Texas (continued)

$   13,000,000    Harris County IDC
                  Baytank Houston, Inc. Project
                  3.95%, 02/01/20 (A)
                  LOC: Rabobank Nederland .........    $  13,000,000
     2,500,000    Harris County IDC, PCR
                  Exxon Project
                  4.25%, 03/01/24 (A) .............        2,500,000
     5,000,000    Hockley County IDC, PCR
                  Amoco Project, Standard Oil Co.
                  2.90%, 03/01/14 (A) .............        5,001,079
     2,570,000    Lone Star Airport
                  Improvement Authority
                  American Airlines, Inc., Series A4
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        2,570,000
     2,100,000    Lone Star Airport
                  Improvement Authority
                  American Airlines, Inc., Series A5
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        2,100,000
    10,300,000    Lower Neches Valley Authority
                  Chevron USA, Inc. Project
                  2.75%, 02/15/17 (A) .............       10,300,000
     7,300,000    Plano HFDC
                  Childrens & Presbyterian Hospital
                  3.00%, 06/16/99
                  Insured: MBIA
                  SPA: Texas Commerce Bank NA .....        7,300,000
    14,300,000    Sabine River Authority, PCR
                  Texas Utilities Project, Series A
                  4.25%, 03/01/26 (A)
                  Insured: AMBAC
                  SPA: Bank of New York ...........       14,300,000
     3,800,000    Sabine River Authority, PCR
                  Texas Utilities Electric Co., Series B
                  4.40%, 06/01/30 (A)
                  LOC: UBS AG .....................        3,800,000
                                                       -------------
                                                          92,119,482
                                                       -------------

                  Utah - 1.44%

     5,000,000    State of Utah, GO,  Highway
                  Commercial Paper Notes
                  2.60%, 05/05/99
                  SPA: Toronto-Dominion Bank ......        5,000,000
     3,500,000    State of Utah, GO,  Highway
                  Commercial Paper Notes
                  3.05%, 05/05/99
                  SPA: Toronto-Dominion Bank ......        3,500,000
                                                       -------------
                                                           8,500,000
                                                       -------------

                  Virginia - 0.58%

     3,400,000    Peninsula Ports Authority
                  Dominion Terminal Assoc. Project
                  Series C
                  4.25%, 07/01/16 (A)
                  LOC: Barclays Bank Plc ..........        3,400,000
                                                       -------------


                       See Notes to Financial Statements.

Tax-Exempt Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Washington - 2.88%

$    6,750,000    Seattle
                  Municipal Light & Power
                  2.75%, 06/03/99
                  SPA: Morgan Guaranty Trust Co. ..    $   6,750,000
     1,000,000    Snohomish County Public Utility
                  District No. 1, Electric Revenue
                  Generation System
                  3.85%, 01/01/25 (A)
                  Insured: MBIA
                  SPA: Bayerische Hypo-Und
                  Vereinsbank AG ..................        1,000,000
     5,205,000    Washington State
                  Public Power Supply System
                  Nuclear Project No. 1
                  Series 1A-1
                  3.95%, 07/01/17 (A)
                  LOC: Bank of America NT & SA ....        5,205,000
     4,090,000    Washington State
                  Public Power Supply System
                  Nuclear Project No. 1
                  Series 1A-3
                  3.95%, 07/01/17 (A)
                  LOC: Morgan Guaranty Trust Co. ..        4,090,000
                                                       -------------
                                                          17,045,000
                                                       -------------

                  Wisconsin - 1.02%

     6,000,000    Wisconsin State, GO
                  Series 2
                  4.85%, 05/01/99 .................        6,000,000
                                                       -------------

                  Wyoming - 5.90%

     4,000,000    Kemmerer, PCR
                  Exxon Project
                  4.25%, 11/01/14 (A) .............        4,000,000
     1,400,000    Platte County, PCR
                  Tri-State G & T, Series A
                  4.40%, 07/01/14 (A)
                  LOC: National Rural Utilities CFC        1,400,000
     8,900,000    Sweetwater County, PCR
                  Pacificorp Project, Series A
                  2.70%, 05/04/99
                  LOC: UBS AG .....................        8,900,000
     2,200,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 04/01/10 (A) .............        2,200,000
     6,650,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 08/15/20 (A) .............        6,650,000


   Par Value                                              Value
   ----------                                           ---------

                  Wyoming (continued)

$    2,400,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 12/01/22 (A) .............    $   2,400,000
     9,300,000    Uinta County, PCR
                  Amoco Oil Co. Project
                  4.25%, 07/01/26 (A) .............        9,300,000
                                                       -------------
                                                          34,850,000
                                                       -------------
                  Total Municipal Securities ......      568,654,249
                                                       -------------
                  (Cost $568,654,249)

    Shares
  ----------

INVESTMENT COMPANIES - 0.20%

       201,094    Dreyfus Tax Exempt Cash
                  Management Fund .................          201,094
                                                       -------------
       988,162    Federated Investors Tax-Free
                  Obligations Fund ................          988,162
                                                       -------------
                  Total Investment Companies ......        1,189,256
                                                       -------------
                  (Cost $1,189,256)

Total Investments - 96.45% ........................      569,843,505
                                                       -------------
(Cost $569,843,505) *

Net Other Assets and Liabilities - 3.55% ..........       20,955,420
                                                       -------------
Net Assets - 100.00% ..............................    $ 590,798,925
                                                       =============

----------------------------
*      Aggregate cost for federal tax purposes
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 1999.
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Notes
CFC    Cooperative Finance Corp.
FGIC   Federal Guaranty Insurance Corp.
GNMA   Government National Mortgage Association
GO     General Obligation
HFA    Health Facilities Authority
HFDC   Health Facilities Development Corp.
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement
TRAN   Tax and Revenue Anticipation Notes


                       See Notes to Financial Statements.

U.S. Treasury Fund


Portfolio of Investments
April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.70%

                  U.S. Treasury Bills (A) - 48.19%

$   35,000,000    4.36%, 05/06/99 .................    $  34,978,806
    50,000,000    4.46%, 05/13/99 .................       49,925,700
    55,000,000    4.47%, 05/20/99 .................       54,870,219
    85,000,000    4.47%, 05/27/99 .................       84,725,538
    35,000,000    4.26%, 06/03/99 .................       34,863,485
    50,000,000    4.22%, 06/24/99 .................       49,683,500
    20,000,000    4.29%, 07/01/99 .................       19,854,786
    40,000,000    4.29%, 07/15/99 .................       39,642,917
    50,000,000    4.31%, 07/22/99 .................       49,509,139
    50,000,000    4.26%, 08/19/99 .................       49,349,167
    20,000,000    4.46%, 09/16/99 .................       19,658,450
                                                       -------------
                                                         487,061,707
                                                       -------------

                  Federal Home Loan Bank - 30.17%

   122,147,000    4.90%, 05/03/99 (A) .............      122,113,749
    20,000,000    4.73%, 05/05/99 (A) .............       19,989,489
    25,000,000    4.70%, 05/07/99 (A) .............       24,980,417
    28,000,000    4.68%, 05/12/99 (A) .............       27,959,960
    25,000,000    4.74%, 05/19/99 (A) .............       24,940,750
    40,000,000    4.76%, 09/08/99 (B) .............       39,992,373
    45,000,000    5.16%, 03/08/00 .................       44,966,780
                                                       -------------
                                                         304,943,518
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  U.S. Treasury Notes - 19.86%

$   85,000,000    6.00%, 06/30/99 .................   $   85,201,837
    30,000,000    6.38%, 07/15/99 .................       30,107,550
    55,000,000    5.88%, 08/31/99 .................       55,225,866
    30,000,000    5.75%, 09/30/99 .................       30,131,367
                                                      --------------
                                                         200,666,620
                                                      --------------

                  Federal Farm Credit Bank (A) - 1.48%

    15,000,000    4.76%, 05/13/99 .................       14,976,200
                                                      --------------


Total Investments - 99.70% ........................    1,007,648,045
                                                      --------------
(Cost $1,007,648,045)*

Net Other Assets and Liabilities - 0.30% ..........        2,991,386
                                                      --------------
Net Assets - 100.00% ..............................   $1,010,639,431
                                                      ==============

----------------------------
*    Aggregate cost for federal tax purposes
(A)  Discount yield at time of purchase
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 1999.


                       See Notes to Financial Statements.

Connecticut Municipal Money Market Fund


Portfolio of Investments
April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

MUNICIPAL SECURITIES - 98.35%

                  Alaska - 1.43%

$    2,800,000    Valdez Marine Terminal Revenue
                  Exxon Pipeline Co., Series B
                  4.25%, 12/01/33 (A) .............    $   2,800,000
                                                       -------------

                  Arizona - 1.13%

     2,230,000    Farmington, PCR
                  Arizona Public Services Co.
                  Series B
                  4.25%, 09/01/24 (A)
                  LOC: Barclays Bank Plc ..........        2,230,000
                                                       -------------

                  California - 1.02%

     1,000,000    Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue, Series A
                  LA International Airport
                  4.25%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ........        1,000,000
     1,000,000    Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue, Series E
                  LA International Airport
                  4.25%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ........        1,000,000
                                                       -------------
                                                           2,000,000
                                                       -------------

                  Connecticut - 64.28%

     5,000,000    Connecticut State
                  Series B, GO
                  3.80%, 05/15/14 (A)
                  SPA: Bayerische Landesbank GZ ...        5,000,000
     1,000,000    Connecticut State
                  Series C, GO
                  6.80%, 09/15/99 .................        1,014,334
     5,000,000    Connecticut State
                  Series C, GO
                  3.50%, 10/15/99 .................        5,016,602
     2,600,000    Connecticut State
                  Development Authority, PCR
                  Central Vermont Public Service
                  3.30%, 12/01/15 (A)
                  LOC: Toronto Dominion Bank ......        2,600,000
     1,300,000    Connecticut State
                  Development Authority
                  Conco Project
                  3.75%, 11/01/05 (A)
                  LOC: Bayerische Hypo-Und
                  Vereinsbank AG ..................        1,300,000


   Par Value                                              Value
   ----------                                           ---------

                  Connecticut (continued)

$   10,780,000    Connecticut State
                  Development Authority
                  HealthCare Corp.
                  for Independent Living Project
                  3.80%, 07/01/15 (A)
                  LOC: Chase Manhattan Bank, N.A. .    $  10,780,000
     1,540,000    Connecticut State HEFA
                  Charlotte Hungerford, Series C
                  3.80%, 07/01/13 (A)
                  LOC: BankBoston, N.A. ...........        1,540,000
     5,000,000    Connecticut State HEFA
                  Stamford Hospital Issue, Series H
                  3.80%, 07/01/24 (A)
                  Insured: MBIA
                  SPA: Chase Manhattan Bank .......        5,000,000
     1,000,000    Connecticut State HEFA
                  Sharon Hospital Issue, Series A
                  3.80%, 07/01/27 (A)
                  LOC: BankBoston, N.A. ...........        1,000,000
    10,000,000    Connecticut State HEFA
                  St. Vincents Hospital Issue, Series B
                  3.50%, 11/01/28 (A) .............       10,000,000
     1,190,000    Connecticut State HEFA
                  Yale University
                  3.00%, 05/06/99 .................        1,190,000
     5,500,000    Connecticut State HEFA
                  Yale University
                  2.55%, 06/11/99 .................        5,500,000
     2,000,000    Connecticut State HEFA
                  Yale University
                  2.60%, 06/11/99 .................        2,000,000
     5,000,000    Connecticut State HEFA
                  Yale University, Series T-1
                  3.80%, 07/01/29 (A) .............        5,000,000
     6,200,000    Connecticut State
                  Housing Finance Authority
                  Housing Mortgage Finance Program
                  Series G
                  3.90%, 05/15/18 (A)
                  Insured: AMBAC
                  SPA: Morgan Guaranty ............        6,200,000
     2,500,000    Connecticut State
                  Housing Finance Authority
                  2.80%, 05/06/99
                  Subject to AMT
                  SPA: Morgan Guaranty Trust Co. ..        2,500,000
     3,500,000    Connecticut State, IDA
                  Allen Group, Inc.
                  3.35%, 02/01/13 (A)
                  LOC: Bayerische Hypo-Und
                  Vereinsbank AG ..................        3,500,000
     6,000,000    Connecticut State Special Assessment
                  Unemployment Compensation
                  Advisory Fund, Series C
                  3.60%, 11/15/01 (A)
                  Insured: FGIC
                  SPA: FGIC .......................        6,000,000


                       See Notes to Financial Statements.

Connecticut Municipal Money Market Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Connecticut (continued)

$    5,500,000    Connecticut State Special Assessment
                  Second Injury Fund
                  2.75%, 05/12/99
                  LOC: Credit Communal de Belgique,
                  Caisse Nationale Credit Agricole     $   5,500,000
     4,500,000    Connecticut State Special Assessment
                  Second Injury Fund
                  2.85%, 05/25/99
                  LOC: Credit Communal de Belgique,
                  Caisse Nationale Credit Agricole         4,500,000
     1,000,000    Connecticut State Special Tax
                  Obligation Revenue, Second Lien
                  Transportation Infrastructure
                  Series 1
                  3.90%, 12/01/10 (A)
                  LOC: Commerzbank AG .............        1,000,000
     4,500,000    East Lyme, BAN, GO
                  3.10%, 01/20/00 .................        4,507,246
     1,387,000    Fairfield, BAN
                  Lot A, GO
                  3.75%, 06/04/99 .................        1,387,149
     2,525,000    Farmington, BAN
                  3.25%, 09/16/99 .................        2,528,256
     1,000,000    Hartford Redevelopment Agency
                  Multi-Family Mortgage Revenue
                  Underwood Tower Project
                  3.85%, 06/01/20 (A)
                  Insured: FSA
                  SPA: Societe Generale ...........        1,000,000
     4,800,000    Madison, BAN, GO
                  3.00%, 10/19/99 .................        4,805,015
     1,505,000    Manchester, Temporary Notes, Lot A
                  3.75%, 07/08/99 .................        1,505,512
     7,000,000    Norwich, BAN, GO
                  3.00%, 11/04/99 .................        7,006,964
     7,550,000    Ridgefield, BAN, GO
                  3.00%, 07/13/99 .................        7,553,416
     5,925,000    Stamford, GO
                  4.50%, 07/15/99 .................        5,936,683
     1,477,000    Westport, BAN, GO
                  Lot B
                  3.90%, 06/25/99 .................        1,477,707
     2,400,000    Wilton, BAN, GO
                  3.75%, 07/20/99 .................        2,401,371
                                                       -------------
                                                         126,250,255
                                                       -------------

                  Idaho - 0.36%

       700,000    Power County, PCR
                  FMC Corp. Project
                  4.25%, 12/01/10 (A)
                  LOC: Wachovia Bank, N.A. ........          700,000
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Illinois - 2.55%

$    1,600,000    Chicago O'Hare International Airport
                  American Airlines, Series C
                  4.30%, 12/01/17 (A)
                  LOC: Royal Bank of Canada .......    $   1,600,000
     3,400,000    Joliet Regional Port District
                  Marine Terminal Revenue
                  Exxon Project
                  4.25%, 10/01/24 (A) .............        3,400,000
                                                       -------------
                                                           5,000,000
                                                       -------------

                  Indiana - 0.56%

     1,100,000    Princeton, PCR
                  PSI Energy, Inc. Project
                  4.25%, 03/01/19 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ................        1,100,000
                                                       -------------

                  Louisiana - 1.68%

     1,200,000    Louisiana State Offshore Terminal
                  Authority, Deepwater Port Revenue,
                  1st Stage A Loop, Inc.
                  4.25%, 09/01/06 (A)
                  LOC: UBS AG .....................        1,200,000
     2,100,000    St. Charles Parish, PCR
                  Shell Oil Co. Project
                  4.30%, 10/01/25 (A) .............        2,100,000
                                                       -------------
                                                           3,300,000
                                                       -------------

                  Massachusetts - 0.51%

     1,000,000    Massachusetts State HEFA
                  Capital Asset Program, Series E
                  4.20%, 01/01/35 (A)
                  LOC: First National Bank of
                  Chicago, N.A. ...................        1,000,000
                                                       -------------

                  Mississippi - 2.65%

     2,200,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 12/01/16 (A) .............        2,200,000
     3,005,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 06/01/23 (A) .............        3,005,000
                                                       -------------
                                                           5,205,000
                                                       -------------
                  Montana - 0.51%

     1,000,000    Forsyth, PCR
                  PacifiCorp Project
                  4.40%, 01/01/18 (A)
                  LOC: Rabobank Nederland .........        1,000,000
                                                       -------------


                       See Notes to Financial Statements.

Connecticut Municipal Money Market Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Ohio - 0.71%

$    1,400,000    Ohio State
                  Air Quality Development Authority
                  Cincinnati Gas & Electric, Series A
                  4.20%, 09/01/30 (A)
                  LOC: ABN-AMRO Bank NV ...........    $   1,400,000
                                                       -------------

                  Oregon - 2.49%

     4,900,000    Port Portland, PCR
                  Reynolds Metals
                  4.25%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia ........        4,900,000
                                                       -------------

                  Puerto Rico - 11.06%

    10,000,000    Puerto Rico Commonwealth
                  Government Development Bank
                  3.80%, 12/01/15 (A)
                  LOC: Credit Suisse First Boston .       10,000,000
     9,000,000    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  3.90%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ........        9,000,000
     2,728,100    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series X
                  3.80%, 07/01/99 (A)
                  LOC: UBS AG .....................        2,728,100
                                                       -------------
                                                          21,728,100
                                                       -------------

                  Texas - 2.34%

     1,400,000    Lone Star Airport Improvement
                  Authority, American Airlines
                  Series A-1
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        1,400,000
     2,200,000    Lone Star Airport Improvement
                  Authority, American Airlines
                  Series A-3
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        2,200,000
     1,000,000    Lone Star Airport Improvement
                  Authority, American Airlines
                  Series B-4
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        1,000,000
                                                       -------------
                                                           4,600,000
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Virginia - 2.04%

$    4,000,000    Peninsula Ports Authority
                  Dominion Terminal Assoc. Project
                  Series C
                  4.25%, 07/01/16 (A)
                  LOC: Barclays Bank Plc ..........    $   4,000,000
                                                       -------------

                  Wyoming - 3.03%

     2,950,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 08/15/20 (A) .............        2,950,000
     1,500,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 12/01/22 (A) .............        1,500,000
     1,500,000    Uinta County, PCR
                  AMOCO Project
                  4.25%, 07/01/26 (A) .............        1,500,000
                                                       -------------
                                                           5,950,000
                                                       -------------
                  Total Municipal Securities ......      193,163,355
                                                       -------------
                  (Cost $193,163,355)

    Shares
  ----------

INVESTMENT COMPANY - 0.73%

     1,436,991    Federated Municipal Trust
                  Connecticut Municipal Cash Trust         1,436,991
                                                       -------------
                  Total Investment Company ........        1,436,991
                                                       -------------
                  (Cost $1,436,991)

Total Investments - 99.08% ........................      194,600,346
                                                       -------------
(Cost $194,600,346)*

Net Other Assets and Liabilities - 0.92% ..........        1,803,517
                                                       -------------
Net Assets - 100.00% ..............................    $ 196,403,863
                                                       =============

----------------------------
*      Aggregate cost for federal tax purposes
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 1999.
AMBAC  American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to Federal AMT for individuals.
BAN    Bond Anticipation Notes
FGIC   Federal Guaranty Insurance Corp.
FSA    Financial Security Assurance Company
GO     General Obligation
HEFA   Health and Educational Facilities Authority
IDA    Industrial Development Authority
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement


                       See Notes to Financial Statements.

Massachusetts Municipal Money Market Fund


Portfolio of Investments
April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

MUNICIPAL SECURITIES - 95.16%

                  Alaska - 1.18%

$    2,400,000    Valdez Alaska Marine Terminal
                  Exxon Pipeline Co., Project C
                  4.25%, 12/01/33 (A) .............    $   2,400,000
                                                       -------------

                  Arizona - 2.32%

     2,000,000    Farmington, NM, PCR
                  Arizona Public Services Co.
                  Series B
                  4.25%, 09/01/24 (A)
                  LOC: Barclays Bank Plc ..........        2,000,000
     2,700,000    Maricopa County, PCR
                  Arizona Public Services Co.
                  Series A
                  4.25%, 05/01/29 (A)
                  LOC: Morgan Guaranty Trust Co. ..        2,700,000
                                                       -------------
                                                           4,700,000
                                                       -------------

                  California - 0.49%

     1,000,000    Los Angeles Regional Airports
                  Improvement Corp., Lease Revenue
                  American Airlines, Inc., Series A
                  LA International Airport
                  4.25%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. ........        1,000,000
                                                       -------------

                  Colorado - 0.49%

     1,000,000    Moffat County, PCR
                  PacifiCorp, Inc. Project
                  4.25%, 05/01/13 (A)
                  Insured: AMBAC
                  SPA: Bank of New York ...........        1,000,000
                                                       -------------

                  Louisiana - 2.56%

     2,000,000    Louisiana State Offshore Terminal
                  Authority Deepwater Port Revenue
                  Loop, Inc., 1st Stage
                  4.25%, 09/01/06 (A)
                  LOC: UBS AG .....................        2,000,000
     3,200,000    Louisiana State Offshore Terminal
                  Authority Deepwater Port Revenue
                  Loop, Inc., 1st Stage A
                  4.25%, 09/01/08 (A)
                  LOC: UBS AG .....................        3,200,000
                                                       -------------
                                                           5,200,000
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Massachusetts - 76.28%

$    2,400,000    Boston Water and Sewer Commission
                  General Purpose, Senior Series A
                  3.90%, 11/01/24 (A)
                  LOC: State Street Bank ..........    $   2,400,000
     4,000,000    Brookline, BAN, GO
                  4.00%, 06/04/99 .................        4,001,002
     5,000,000    Brookline, BAN, GO
                  3.25%, 12/16/99 .................        5,010,666
     2,000,000    Cambridge, GO
                  6.55%, 06/15/99 .................        2,008,907
     1,070,000    Cambridge, GO
                  4.30%, 08/01/99 .................        1,071,969
     5,167,000    Canton, BAN, GO
                  3.25%, 11/12/99 .................        5,176,260
     1,043,000    Framingham, GO
                  5.25%, 02/01/00 .................        1,060,344
     1,925,000    Hanover, BAN, GO
                  3.25%, 10/28/99 .................        1,927,300
     3,300,000    Hopkinton, BAN, GO
                  4.00%, 08/03/99 .................        3,302,703
     1,000,000    Lexington, GO
                  3.25%, 08/15/99 .................        1,000,968
     1,395,000    Lexington, BAN, GO
                  3.09%, 10/15/99 .................        1,395,242
     2,250,000    Lexington, BAN, GO
                  3.50%, 10/15/99 .................        2,254,538
     6,000,000    Marlborough, BAN, GO
                  3.25%, 06/25/99 .................        6,002,815
     5,405,000    Massachusetts Bay
                  Transportation Authority
                  General Transportation System
                  Series 1984-A
                  2.95%, 03/01/14 (A)
                  LOC: State Street Bank ..........        5,406,214
     2,500,000    Massachusetts Municipal
                  Wholesale Electric Co.
                  Power Supply System, Series C
                  3.90%, 07/01/19 (A)
                  Insured: MBIA
                  LOC: Credit Suisse First Boston .        2,500,000
     1,500,000    Massachusetts State, GO
                  Series A
                  5.50%, 07/01/99 .................        1,506,087
     2,000,000    Massachusetts State, GO
                  Series A
                  4.60%, 11/01/99 .................        2,014,600
     6,000,000    Massachusetts State, GO
                  Series B
                  3.95%, 09/01/16 (A)
                  SPA: Toronto Dominion Bank ......        6,000,000
     6,700,000    Massachusetts State HEFA
                  Amherst College, Series F
                  3.90%, 11/01/26 (A) .............        6,700,000


                       See Notes to Financial Statements.

Massachusetts Municipal Money Market Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Massachusetts (continued)

$    6,530,000    Massachusetts State HEFA
                  Becker College, Series A-1
                  3.85%, 07/01/28 (A)
                  LOC: BankBoston, NA .............    $   6,530,000
     4,000,000    Massachusetts State HEFA
                  Capital Asset Program, Series A
                  3.90%, 01/01/01 (A)
                  LOC: First National
                  Bank of Chicago .................        4,000,000
     4,200,000    Massachusetts State HEFA
                  Capital Asset Program, Series E
                  4.20%, 01/01/35 (A)
                  LOC: First National
                  Bank of Chicago .................        4,200,000
     2,000,000    Massachusetts State HEFA
                  Capital Asset Program, Series G-1
                  3.60%, 01/01/19 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .        2,000,000
     1,850,000    Massachusetts State HEFA
                  Dimock Community Health Center
                  Series A
                  3.75%, 03/01/15 (A)
                  LOC: BankBoston N.A. ............        1,850,000
     5,000,000    Massachusetts State HEFA
                  Endicott College, Series B
                  3.85%, 10/01/18 (A)
                  LOC: BankBoston N.A. ............        5,000,000
     2,500,000    Massachusetts State HEFA
                  Harvard University
                  4.00%, 08/01/17 (A) .............        2,500,000
     2,300,000    Massachusetts State HEFA
                  Harvard University, Series Q
                  4.00%, 02/01/16 (A) .............        2,300,000
     1,000,000    Massachusetts State HEFA
                  Harvard University, Series Q
                  4.00%, 09/01/40 (A) .............        1,000,000
     7,100,000    Massachusetts State HEFA
                  Newton Wellesley Hospital, Series F
                  3.90%, 07/01/25 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .        7,100,000
     2,000,000    Massachusetts State HEFA
                  Partners Healthcare System, Series P-2
                  3.95%, 07/01/27 (A)
                  Insured: FSA
                  SPA: Morgan Guaranty Trust Co.
                  Bayerische Lundersbank GZ .......        2,000,000
     7,200,000    Massachusetts State HEFA
                  Wellesley College, Series G
                  4.15%, 07/01/39 (A) .............        7,200,000
     6,900,000    Massachusetts State
                  Housing Finance Agency
                  Multi-Family, Series A
                  3.95%, 12/01/25 (A)
                  Insured: GNMA
                  SPA: Republic National
                  Bank of New York ................        6,900,000


   Par Value                                              Value
   ----------                                           ---------

                  Massachusetts (continued)

$    1,000,000    Massachusetts State IFA
                  Beverly Enterprises-Dedham
                  4.25%, 04/01/09 (A)
                  LOC: PNC Bank, N.A. .............    $   1,000,000
     1,800,000    Massachusetts State IFA
                  Buckingham Browne Nichols Issue
                  3.85%, 05/01/27 (A)
                  LOC: State Street Bank ..........        1,800,000
     1,500,000    Massachusetts State IFA
                  Gordon College Issue
                  3.85%, 12/01/27 (A)
                  LOC: State Street Bank ..........        1,500,000
     1,000,000    Massachusetts State IFA
                  Governor Dummer Academy
                  3.85%, 07/01/26 (A)
                  LOC: State Street Bank ..........        1,000,000
     3,300,000    Massachusetts State IFA, PCR
                  Holyoke Water Power Co.
                  3.80%, 05/01/22 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ................        3,300,000
     8,100,000    Massachusetts State
                  Water Resource Authority
                  Subordinated, General Purpose, Series A
                  4.00%, 04/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ........        8,100,000
     5,000,000    Natick, BAN, GO
                  3.25%, 08/06/99 .................        5,004,296
     1,297,000    Newton, GO
                  5.50%, 03/15/00 .................        1,324,628
     1,500,000    Peabody, BAN, GO
                  3.90%, 05/14/99 .................        1,500,102
     4,275,000    Peabody, BAN, GO
                  3.12%, 04/06/00 .................        4,275,761
     3,000,000    Stoneham, BAN, GO
                  3.25%, 11/16/99 .................        3,005,561
     6,000,000    Wesford, BAN
                  3.50%, 04/14/00 .................        6,019,391
     3,580,000    Winchester, BAN, GO
                  4.00%, 07/01/99 .................        3,582,404
                                                       -------------
                                                         154,731,758
                                                       -------------

                  Michigan - 1.01%

     2,055,000    Cornell Township Economic
                  Development Corp.
                  Mead-Escanaba Paper Co.
                  4.15%, 11/01/16 (A)
                  LOC: Bank of America NT & SA ....        2,055,000
                                                       -------------

                  Mississippi - 2.12%

     1,000,000    Harrison County, PCR
                  E.I. duPont deNemours Project
                  4.25%, 09/01/10 (A) .............        1,000,000


                       See Notes to Financial Statements.

Massachusetts Municipal Money Market Fund

April 30, 1999 (unaudited)

   Par Value                                              Value
   ----------                                           ---------

                  Mississippi (continued)

$    2,300,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 12/01/16 (A) .............    $   2,300,000
     1,000,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 06/01/23 (A) .............        1,000,000
                                                       -------------
                                                           4,300,000
                                                       -------------

                  Puerto Rico - 1.81%

     3,000,000    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  3.90%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ........        3,000,000
       672,400    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series X
                  3.80%, 07/01/99 (A)
                  LOC: UBS AG .....................          672,400
                                                       -------------
                                                           3,672,400
                                                       -------------

                  Tennessee - 0.99%

     2,000,000    Hamilton County, Chattanooga
                  Hospital Authority Revenue
                  4.30%, 10/01/17 (A)
                  LOC: Morgan Guaranty Trust Co. ..        2,000,000
                                                       -------------

                  Texas - 2.22 %

     2,500,000    Guadalupe-Blanco River Authority
                  PCR, Central Power & Light Co. Project
                  4.25%, 11/01/15 (A)
                  LOC: ABN-AMRO Bank NV ...........        2,500,000
     1,000,000    Lone Star Airport Improvement
                  Authority, American Airlines, Inc.
                  Series B-2
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        1,000,000
     1,000,000    Lone Star Airport Improvement
                  Authority, American Airlines, Inc.
                  Series B-3
                  4.25%, 12/01/14 (A)
                  LOC: Royal Bank of Canada .......        1,000,000
                                                       -------------
                                                           4,500,000
                                                       -------------

                  Virginia - 0.59%

     1,200,000    Peninsula Ports Authority
                  Dominion Term Project, Series C
                  4.25%, 07/01/16 (A)
                  LOC: Barclays Bank Plc ..........        1,200,000
                                                       -------------


   Par Value                                              Value
   ----------                                           ---------

                  Washington - 0.54%

$    1,095,000    Washington State
                  Public Power Supply System
                  Nuclear Project No. 1
                  Series 1A-1
                  3.95%, 07/01/17 (A)
                  LOC: Bank of America NT & SA ....    $   1,095,000
                                                       -------------

                  Wyoming - 2.56%

     1,000,000    Kemmerer, PCR
                  Exxon Project
                  4.25%, 11/01/14 (A) .............        1,000,000
     4,200,000    Uinta County, PCR
                  Chevron USA, Inc. Project
                  4.25%, 08/15/20 (A) .............        4,200,000
                                                       -------------
                                                           5,200,000
                                                       -------------
                  Total Municipal Securities ......      193,054,158
                                                       -------------
                  (Cost $193,054,158)

    Shares
  ----------

INVESTMENT COMPANIES - 0.50%

       190,709    Dreyfus Massachusetts Tax
                  Exempt Money Market .............          190,709
       494,260    Federated Municipal Trust
                  Massachusetts Municipal
                  Cash Trust ......................          494,260
       320,860    Federated Municipal Trust
                  Tax Exempt Money Market .........          320,860
                                                       -------------
                  Total Investment Companies ......        1,005,829
                                                       -------------
                  (Cost $1,005,829)

Total Investments - 95.66% ........................      194,059,987
                                                       -------------
(Cost $194,059,987)*

Net Other Assets and Liabilities - 4.34% ..........        8,797,459
                                                       -------------
Net Assets - 100.00% ..............................    $ 202,857,446
                                                       =============

----------------------------
*      Aggregate cost for federal tax purposes
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at April 30, 1999.
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Note
FSA    Financial Security Assurance Company
GNMA   Government National Mortgage Association
GO     General Obligation
HEFA   Health and Educational Facilities Authority
IFA    Industrial Finance Authority
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement


                       See Notes to Financial Statements.

Galaxy Money Market Funds


Statements of Assets and Liabilities
April 30, 1999 (unaudited)

                                                                   Money Market     Government      Tax-Exempt    U.S. Treasury
                                                                       Fund            Fund            Fund           Fund
                                                                  --------------  --------------  -------------  --------------

ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................  $3,821,191,645  $  874,713,465  $ 569,843,505  $1,007,648,045
     Repurchase agreement.......................................     212,520,000     180,135,000             --              --
                                                                  --------------  --------------  -------------  --------------
       Total investments at value...............................   4,033,711,645   1,054,848,465    569,843,505   1,007,648,045
   Cash.........................................................         254,583          22,756             --           9,659
   Receivable for shares sold...................................      36,825,544       2,224,358     19,214,396       5,567,003
   Interest and dividends receivable............................       6,462,521       1,442,127      3,248,525       3,415,931
                                                                  --------------  --------------  -------------  --------------
     Total Assets...............................................   4,077,254,293   1,058,537,706    592,306,426   1,016,640,638
                                                                  --------------  --------------  -------------  --------------

LIABILITIES:
   Dividends payable............................................      14,026,424       3,852,534      1,214,517       1,425,371
   Payable for investments purchased............................      99,906,000              --             --              --
   Payable for shares repurchased...............................      89,386,720              --             --       4,063,606
   Investment advisory fee payable (Note 3).....................       1,168,553         348,307        194,411         340,723
   Payable to Fleet affiliates (Note 3).........................         231,798          24,554         20,583          54,350
   Payable to Administrator (Note 3)............................         558,481         127,974         34,772          88,311
   Trustees' fees and expenses payable (Note 3).................          72,262          30,299          8,379          22,889
   Payable to custodian.........................................              --              --          8,624              --
   Accrued expenses and other payables..........................          48,928          50,868         26,215           5,957
                                                                  --------------  --------------  -------------  --------------
     Total Liabilities..........................................     205,399,166       4,434,536      1,507,501       6,001,207
                                                                  --------------  --------------  -------------  --------------
NET ASSETS......................................................  $3,871,855,127  $1,054,103,170  $ 590,798,925  $1,010,639,431
                                                                  ==============  ==============  =============  ==============

NET ASSETS consist of:
   Par value (Note 5)...........................................  $    3,872,943  $    1,054,955  $     590,950  $    1,011,059
   Paid-in capital in excess of par value.......................   3,869,062,226   1,053,900,032    590,358,941   1,010,047,803
   Undistributed (overdistributed) net investment income (loss).         242,546         (45,378)       (19,395)        316,537
   Accumulated net realized (loss) on investments sold..........      (1,322,588)       (806,439)      (131,571)       (735,968)
                                                                  --------------  --------------  -------------  --------------
TOTAL NET ASSETS................................................  $3,871,855,127  $1,054,103,170  $ 590,798,925  $1,010,639,431
                                                                  ==============  ==============  =============  ==============

Retail A Shares:
   Net assets...................................................  $2,391,624,013  $  358,272,167  $ 175,771,691  $  583,472,252
   Shares of beneficial interest outstanding....................   2,392,250,140     358,458,711    175,829,358     583,665,678
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00  $         1.00  $        1.00  $         1.00
                                                                  ==============  ==============  =============  ==============

Retail B Shares:
   Net assets...................................................  $    2,726,649             N/A            N/A             N/A
   Shares of beneficial interest outstanding....................       2,726,709             N/A            N/A             N/A
   NET ASSET VALUE and offering price per share*................  $         1.00             N/A            N/A             N/A
                                                                  ==============  ==============  =============  ==============

Trust Shares:
   Net assets...................................................  $1,477,504,465  $  695,831,003  $ 415,027,234  $  427,167,179
   Shares of beneficial interest outstanding....................   1,477,966,223     696,496,276    415,120,532     427,393,181
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00  $         1.00  $        1.00  $        1.00
                                                                  ==============  ==============  =============  ==============

--------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.


                       See Notes to Financial Statements.

                                                              Connecticut Municipal      Massachusetts Municipal
                                                                Money Market Fund           Money Market Fund
                                                               -------------------         ------------------

ASSETS:
     Investments (Note 2):
     Investments at amortized cost..............................  $194,600,346                $194,059,987
     Repurchase agreement.......................................            --                          --
                                                                  ------------                ------------
       Total investments at value...............................   194,600,346                 194,059,987
   Cash.........................................................            --                       2,042
   Receivable for shares sold...................................     2,004,464                  10,564,185
   Interest and dividends receivable............................     1,182,860                   1,238,060
                                                                  ------------                ------------
     Total Assets...............................................   197,787,670                 205,864,274
                                                                  ------------                ------------

LIABILITIES:
   Dividends payable............................................       187,889                     417,170
   Payable for investments purchased............................            --                   2,015,111
   Payable for shares repurchased...............................     1,017,132                     496,621
   Investment advisory fee payable (Note 3).....................        45,513                      46,901
   Payable to Fleet affiliates (Note 3).........................        18,492                      17,780
   Payable to Administrator (Note 3)............................         7,293                       5,345
   Trustees' fees and expenses payable (Note 3).................         3,924                       1,376
   Payable to custodian.........................................        95,118                          --
   Accrued expenses and other payables..........................         8,446                       6,524
                                                                  ------------                ------------
     Total Liabilities..........................................     1,383,807                   3,006,828
                                                                  ------------                ------------
NET ASSETS......................................................  $196,403,863                 $202,857,446
                                                                  ============                ============

NET ASSETS consist of:
   Par value (Note 5)...........................................  $    196,410                $    202,871
   Paid-in capital in excess of par value.......................   196,220,295                 202,667,824
   Undistributed (overdistributed) net investment income (loss).        (5,406)                       (669)
   Accumulated net realized (loss) on investments sold..........        (7,436)                    (12,580)
                                                                  ------------                ------------
TOTAL NET ASSETS................................................  $196,403,863                $202,857,446
                                                                  ============                ============

Retail A Shares:
   Net assets...................................................  $196,403,863                $202,857,446
   Shares of beneficial interest outstanding....................   196,410,086                 202,870,531
   NET ASSET VALUE, offering and redemption price per share.....  $       1.00                $       1.00
                                                                  ============                ============

Retail B Shares:
   Net assets...................................................           N/A                         N/A
   Shares of beneficial interest outstanding....................           N/A                         N/A
   NET ASSET VALUE and offering price per share*................           N/A                         N/A
                                                                  ============                ============

Trust Shares:
   Net assets...................................................           N/A                         N/A
   Shares of beneficial interest outstanding....................           N/A                         N/A
   NET ASSET VALUE, offering and redemption price per share.....           N/A                         N/A
                                                                  ============                ============

Galaxy Money Market Funds


Statements of Operations
For the six months ended April 30, 1999 (unaudited)

                                                                    Money Market     Government     Tax-Exempt    U.S. Treasury
                                                                        Fund            Fund           Fund           Fund
                                                                    ------------    -----------    -----------     -----------

INVESTMENT INCOME:
   Interest (Note 2)..............................................  $ 91,862,117    $26,370,312    $ 7,394,975     $24,062,564
   Dividends (Note 2).............................................            --             --         79,056              --
                                                                    ------------    -----------    -----------     -----------
     Total Investment Income......................................    91,862,117     26,370,312      7,474,031      24,062,564
                                                                    ------------    -----------    -----------     -----------

EXPENSES:
   Investment advisory fee (Note 3)...............................     7,283,879      2,123,985        981,220       1,981,972
   Administration fee (Note 3)....................................     1,385,230        406,457        186,462         390,426
   Custodian fee (Note 3).........................................        27,364         14,165          8,531          10,833
   Fund accounting fee (Note 3)...................................        72,943         74,101         35,690          48,421
   Legal fee (Note 3).............................................        76,105         25,434          8,710          21,186
   Audit fee......................................................        29,574          8,949         11,582           8,949
   Shareholder servicing and 12b-1 fees (Note 3)..................     1,090,324        181,649         88,573         291,487
   Transfer agent fee (Note 3)....................................     1,121,166        197,490         31,089         211,685
   Trustees' fees and expenses (Note 3)...........................        46,332         13,256          5,303          10,183
   Reports to shareholders (Note 3)...............................       257,507         43,472          7,861          52,342
   Miscellaneous..................................................       156,117         39,543         26,556          40,607
                                                                    ------------    -----------    -----------     -----------
     Total expenses before reimbursement/waiver (Note 4)..........    11,546,541      3,128,501      1,391,577       3,068,091
                                                                    ------------    -----------    -----------     -----------
     Less: reimbursement/waiver (Note 4)..........................      (724,530)       (79,539)            --              --
                                                                    ------------    -----------    -----------     -----------
       Total expenses net of reimbursement/waiver.................    10,822,011      3,048,962      1,391,577       3,068,091
                                                                    ------------    -----------    -----------     -----------
NET INVESTMENT INCOME.............................................    81,040,106     23,321,350      6,082,454      20,994,473
                                                                    ------------    -----------    -----------     -----------

NET REALIZED GAIN ON INVESTMENTS SOLD (Note 2)....................        19,413         37,116             --          10,819
                                                                    ------------    -----------    -----------     -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS................................................  $ 81,059,519    $23,358,466    $ 6,082,454     $21,005,292
                                                                    ============    ===========    ===========     ===========


                       See Notes to Financial Statements.

                                                               Connecticut Municipal       Massachusetts Municipal
                                                                 Money Market Fund           Money Market Fund
                                                                -------------------         -------------------

INVESTMENT INCOME:
   Interest (Note 2)..............................................  $ 2,934,029                 $  2,677,029
   Dividends (Note 2).............................................           --                           --
                                                                    -----------                 ------------
     Total Investment Income......................................    2,934,029                    2,677,029
                                                                    -----------                 ------------

EXPENSES:
   Investment advisory fee (Note 3)...............................      396,431                      354,380
   Administration fee (Note 3)....................................       75,376                       67,346
   Custodian fee (Note 3).........................................        7,151                        7,394
   Fund accounting fee (Note 3)...................................       20,730                       19,696
   Legal fee (Note 3).............................................        4,360                        2,766
   Audit fee......................................................        8,484                        8,484
   Shareholder servicing and 12b-1 fees (Note 3)..................       99,108                       88,595
   Transfer agent fee (Note 3)....................................       11,850                        7,452
   Trustees' fees and expenses (Note 3)...........................        2,188                        1,140
   Reports to shareholders (Note 3)...............................        2,999                        1,881
   Miscellaneous..................................................       10,517                       12,507
                                                                    -----------                 ------------
     Total expenses before reimbursement/waiver (Note 4)..........      639,194                      571,641
                                                                    -----------                 ------------
     Less: reimbursement/waiver (Note 4)..........................      (24,726)                     (22,353)
                                                                    -----------                 ------------
       Total expenses net of reimbursement/waiver.................      614,468                      549,288
                                                                    -----------                 ------------
NET INVESTMENT INCOME.............................................    2,319,561                    2,127,741
                                                                    -----------                 ------------

NET REALIZED GAIN ON INVESTMENTS SOLD (Note 2)....................           --                           --
                                                                    -----------                 ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS................................................  $ 2,319,561                 $  2,127,741
                                                                    ===========                 ============

Galaxy Money Market Funds


Statements of Changes in Net Assets

                                                                         Money Market Fund               Government Fund
                                                                  ------------------------------  ------------------------------
                                                                    Six months                      Six months
                                                                       ended        Year ended         ended        Year ended
                                                                  April 30, 1999   October 31,    April 30, 1999    October 31,
                                                                    (unaudited)       1998          (unaudited)        1998
                                                                  --------------  --------------  -------------   --------------

NET ASSETS at beginning of period ..............................  $3,403,719,219  $3,016,823,396  $1,075,274,938  $  981,371,917
                                                                  --------------  --------------  --------------  --------------

Increase in Net Assets resulting from operations:
   Net investment income .......................................      81,040,106     161,375,090      23,321,350      54,289,776
   Net realized gain on investments sold .......................          19,413          10,935          37,116          27,699
                                                                  --------------  --------------  --------------  --------------
     Net increase in net assets resulting from operations ......      81,059,519     161,386,025      23,358,466      54,317,475
                                                                  --------------  --------------  --------------  --------------

Dividends to shareholders from:
   Retail A Shares:
     Net investment income .....................................     (49,772,930)   (101,530,947)     (7,783,774)    (17,622,243)
     Dividends in excess of net investment income ..............              --              --              --              --
                                                                  --------------  --------------  --------------  --------------
       Total Dividends .........................................     (49,772,930)   (101,530,947)     (7,783,774)    (17,622,243)
                                                                  --------------  --------------  --------------  --------------
   Retail B Shares:
     Net investment income .....................................         (35,746)        (28,669)            N/A             N/A
     Dividends in excess of net investment income ..............              --              --             N/A             N/A
                                                                  --------------  --------------  --------------  --------------
       Total Dividends .........................................         (35,746)        (28,669)            N/A             N/A
                                                                  --------------  --------------  --------------  --------------
   Trust Shares:
     Net investment income .....................................     (31,231,460)    (59,798,762)    (15,537,576)    (36,667,533)
     Dividends in excess of net investment income ..............              --              --              --              --
                                                                  --------------  --------------  --------------  --------------
       Total Dividends .........................................     (31,231,460)    (59,798,762)    (15,537,576)    (36,667,533)
                                                                  --------------  --------------  --------------  --------------

       Total Dividends to shareholders .........................     (81,040,136)   (161,358,378)    (23,321,350)    (54,289,776)
                                                                  --------------  --------------  --------------  --------------

Net increase (decrease) from share transactions(1) .............     468,116,525     386,868,176     (21,208,884)     93,875,322
                                                                  --------------  --------------  --------------  --------------

   Net increase (decrease) in net assets .......................     468,135,908     386,895,823     (21,171,768)     93,903,021
                                                                  --------------  --------------  --------------  --------------

NET ASSETS at end of period (including line A) .................  $3,871,855,127  $3,403,719,219  $1,054,103,170  $1,075,274,938
                                                                  ==============  ==============  ==============  ==============

(A) Undistributed (overdistributed) net investment income (loss)  $      242,546  $      242,576  $      (45,378) $      (45,378)
                                                                  ==============  ==============  ==============  ==============

--------------------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 32 and 33.


                       See Notes to Financial Statements.


                                                                         Tax-Exempt Fund              U.S. Treasury Fund
                                                                  ----------------------------  -----------------------------
                                                                   Six months                     Six months
                                                                      ended        Year ended        ended        Year ended
                                                                 April 30, 1999    October 31,  April 30, 1999    October 31,
                                                                   (unaudited)        1998        (unaudited)        1998
                                                                  -------------  -------------  --------------  -------------

NET ASSETS at beginning of period ..............................  $ 391,515,416  $ 321,222,118  $  988,698,222  $ 979,144,066
                                                                  -------------  -------------  --------------  -------------

Increase in Net Assets resulting from operations:
   Net investment income .......................................      6,082,454     11,105,164      20,994,473     44,998,730
   Net realized gain on investments sold .......................             --             --          10,819         28,589
                                                                  -------------  -------------  --------------  -------------
     Net increase in net assets resulting from operations ......      6,082,454     11,105,164      21,005,292     45,027,319
                                                                  -------------  -------------  --------------  -------------

Dividends to shareholders from:
   Retail A Shares:
     Net investment income .....................................     (2,122,435)    (4,682,093)    (11,795,764)   (26,401,651)
     Dividends in excess of net investment income ..............             --             --              --             --
                                                                  -------------  -------------  --------------  -------------
       Total Dividends .........................................     (2,122,435)    (4,682,093)    (11,795,764)   (26,401,651)
                                                                  -------------  -------------  --------------  -------------
   Retail B Shares:
     Net investment income .....................................            N/A            N/A             N/A            N/A
     Dividends in excess of net investment income ..............            N/A            N/A             N/A            N/A
                                                                  -------------  -------------  --------------  -------------
       Total Dividends .........................................            N/A            N/A             N/A            N/A
                                                                  -------------  -------------  --------------  -------------
   Trust Shares:
     Net investment income .....................................     (3,959,886)    (6,422,658)     (9,198,709)   (18,597,072)
     Dividends in excess of net investment income ..............             --             --              --             --
                                                                  -------------  -------------  --------------  -------------
       Total Dividends .........................................     (3,959,886)    (6,422,658)     (9,198,709)   (18,597,072)
                                                                  -------------  -------------  --------------  -------------

       Total Dividends to shareholders .........................     (6,082,321)   (11,104,751)    (20,994,473)   (44,998,723)
                                                                  -------------  -------------  --------------  -------------

Net increase (decrease) from share transactions(1) .............    199,283,376     70,292,885      21,930,390      9,525,560
                                                                  -------------  -------------  --------------  -------------

   Net increase (decrease) in net assets .......................    199,283,509     70,293,298      21,941,209      9,554,156
                                                                  -------------  -------------  --------------  -------------

NET ASSETS at end of period (including line A) .................  $ 590,798,925  $ 391,515,416  $1,010,639,431  $ 988,698,222
                                                                  =============  =============  ==============  =============

(A) Undistributed (overdistributed) net investment income (loss)  $     (19,395) $     (19,528)  $     316,537  $     316,537
                                                                  =============  =============  ==============  =============

                                                                       Connecticut Municipal        Massachusetts Municipal
                                                                         Money Market Fund             Money Market Fund
                                                                  -----------------------------  -----------------------------
                                                                    Six months                     Six months
                                                                       ended       Year ended         ended       Year ended
                                                                  April 30, 1999   October 31,   April 30, 1999   October 31,
                                                                    (unaudited)       1998         (unaudited)       1998
                                                                  --------------  -------------  -------------  --------------

NET ASSETS at beginning of period ..............................  $  165,185,627  $ 137,094,660  $ 127,921,915  $   80,965,571
                                                                  --------------  -------------  -------------  --------------

Increase in Net Assets resulting from operations:
   Net investment income .......................................       2,319,561      4,395,139      2,127,741       2,961,693
   Net realized gain on investments sold .......................              --             --             --              --
                                                                  --------------  -------------  -------------  --------------
     Net increase in net assets resulting from operations ......       2,319,561      4,395,139      2,127,741       2,961,693
                                                                  --------------  -------------  -------------  --------------

Dividends to shareholders from:
   Retail A Shares:
     Net investment income .....................................      (2,319,855)    (4,395,162)    (2,128,357)     (2,961,746)
     Dividends in excess of net investment income ..............              --             --             --              --
                                                                  --------------  -------------  -------------  --------------
       Total Dividends .........................................      (2,319,855)    (4,395,162)    (2,128,357)     (2,961,746)
                                                                  --------------  -------------  -------------  --------------
   Retail B Shares:
     Net investment income .....................................             N/A            N/A            N/A             N/A
     Dividends in excess of net investment income ..............             N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
       Total Dividends .........................................             N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Trust Shares:
     Net investment income .....................................             N/A            N/A            N/A             N/A
     Dividends in excess of net investment income ..............             N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
       Total Dividends .........................................             N/A            N/A            N/A             N/A
                                                                  --------------  -------------  -------------  --------------

       Total Dividends to shareholders .........................      (2,319,855)    (4,395,162)    (2,128,357)     (2,961,746)
                                                                  --------------  -------------  -------------  --------------

Net increase (decrease) from share transactions(1) .............      31,218,530     28,090,990     74,936,147      46,956,397
                                                                  --------------  -------------  -------------  --------------

   Net increase (decrease) in net assets .......................      31,218,236     28,090,967     74,935,531      46,956,344
                                                                  --------------  -------------  -------------  --------------

NET ASSETS at end of period (including line A) .................  $  196,403,863  $ 165,185,627  $ 202,857,446  $  127,921,915
                                                                  ==============  =============  =============  ==============

(A) Undistributed (overdistributed) net investment income (loss)  $       (5,406) $      (5,112) $        (669) $          (53)
                                                                  ==============  =============  =============  ==============

Galaxy Money Market Funds


Statements of Changes in Net Assets --
Capital Stock Activity

                                                                         Money Market Fund                Government Fund
                                                                 -------------------------------   ------------------------------
                                                                    Six months                       Six months
                                                                       ended        Year ended          ended        Year ended
                                                                  April 30, 1999    October 31,    April 30, 1999    October 31,
                                                                    (unaudited)        1998          (unaudited)        1998
                                                                 ---------------  ---------------  -------------  ---------------

DOLLAR AMOUNTS
Retail A Shares:
   Sold .......................................................  $ 3,263,422,892  $ 6,260,244,949  $ 402,863,236  $   820,134,497
   Issued to shareholders in reinvestment of dividends ........       49,553,879      100,806,250      7,754,442       17,568,387
   Repurchased ................................................   (3,060,577,893)  (6,099,746,389)  (405,160,930)    (835,396,007)
                                                                 ---------------  ---------------  -------------  ---------------
   Net increase (decrease) in shares outstanding ..............  $   252,398,878  $   261,304,810  $   5,456,748  $     2,306,877
                                                                 ===============  ===============  =============  ===============
Retail B Shares:
   Sold .......................................................  $    16,993,810  $     6,169,532            N/A              N/A
   Issued to shareholders in reinvestment of dividends ........           28,786           25,226            N/A              N/A
   Repurchased ................................................      (15,902,894)      (5,336,739)           N/A              N/A
                                                                 ---------------  ---------------  -------------  ---------------
   Net increase in shares outstanding .........................  $     1,119,702  $       858,019            N/A              N/A
                                                                 ===============  ===============  =============  ===============
Trust Shares:
   Sold .......................................................  $ 1,409,274,691  $ 2,082,969,065  $ 800,742,927  $ 1,513,726,831
   Issued to shareholders in reinvestment of dividends ........           65,739          473,182        263,931          646,367
   Repurchased ................................................   (1,194,742,485)  (1,958,736,900)  (827,672,490)  (1,422,804,753)
                                                                 ---------------  ---------------  -------------  ---------------
   Net increase (decrease) in shares outstanding ..............  $   214,597,945  $   124,705,347  $ (26,665,632) $    91,568,445
                                                                 ===============  ===============  =============  ===============
SHARE ACTIVITY
Retail A Shares:
   Sold .......................................................    3,263,422,892    6,260,244,949    402,863,236      820,134,497
   Issued to shareholders in reinvestment of dividends ........       49,553,879      100,806,250      7,754,442       17,568,387
   Repurchased ................................................   (3,060,577,893)  (6,099,746,389)  (405,160,930)    (835,396,007)
                                                                 ---------------  ---------------  -------------  ---------------
   Net increase (decrease) in shares outstanding ..............      252,398,878      261,304,810      5,456,748        2,306,877
                                                                 ===============  ===============  =============  ===============
Retail B Shares:
   Sold .......................................................       16,993,810        6,169,532            N/A              N/A
   Issued to shareholders in reinvestment of dividends ........           28,786           25,226            N/A              N/A
   Repurchased ................................................      (15,902,894)      (5,336,739)           N/A              N/A
                                                                 ---------------  ---------------  -------------  ---------------
   Net increase in shares outstanding .........................        1,119,702          858,019            N/A              N/A
                                                                 ===============  ===============  =============  ===============
Trust Shares:
   Sold .......................................................    1,409,274,691    2,082,969,065    800,742,927    1,513,726,831
   Issued to shareholders in reinvestment of dividends ........           65,739          473,182        263,931          646,367
   Repurchased ................................................   (1,194,742,485)  (1,958,736,900)  (827,672,490)  (1,422,804,753)
                                                                 ---------------  ---------------  -------------  ---------------
   Net increase (decrease) in shares outstanding ..............      214,597,945      124,705,347    (26,665,632)      91,568,445
                                                                 ===============  ===============  =============  ===============


                       See Notes to Financial Statements.


                                                                        Tax-Exempt Fund              U.S. Treasury Fund
                                                                 ----------------------------  -------------------------------
                                                                  Six months                     Six months
                                                                     ended        Year ended        ended        Year ended
                                                                April 30, 1999    October 31,  April 30, 1999    October 31,
                                                                  (unaudited)        1998        (unaudited)        1998
                                                                 -------------  -------------  --------------  ---------------

DOLLAR AMOUNTS
Retail A Shares:
   Sold .......................................................  $ 315,923,812  $ 472,089,252  $  689,432,240  $ 1,201,282,799
   Issued to shareholders in reinvestment of dividends ........      1,056,259      4,666,644      11,763,707       26,324,657
   Repurchased ................................................   (305,548,083)  (464,321,475)   (676,782,650)  (1,254,541,716)
                                                                 -------------  -------------  --------------  ---------------
   Net increase (decrease) in shares outstanding ..............  $  11,431,988  $  12,434,421  $   24,413,297  $   (26,934,260)
                                                                 =============  =============  ==============  ===============
Retail B Shares:
   Sold .......................................................            N/A            N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends ........            N/A            N/A             N/A              N/A
   Repurchased ................................................            N/A            N/A             N/A              N/A
                                                                 -------------  -------------  --------------  ---------------
   Net increase in shares outstanding .........................            N/A            N/A             N/A              N/A
                                                                 =============  =============  ==============  ===============
Trust Shares:
   Sold .......................................................  $ 314,589,479  $ 253,133,512  $  406,284,518  $   814,143,806
   Issued to shareholders in reinvestment of dividends ........             --         23,573         659,172        1,298,463
   Repurchased ................................................   (126,738,091)  (195,298,621)   (409,426,597)    (778,982,449)
                                                                 -------------  -------------  --------------  ---------------
   Net increase (decrease) in shares outstanding ..............  $ 187,851,388  $  57,858,464  $   (2,482,907) $    36,459,820
                                                                 =============  =============  ==============  ===============
SHARE ACTIVITY
Retail A Shares:
   Sold .......................................................    315,923,812    472,089,252     689,432,240    1,201,282,799
   Issued to shareholders in reinvestment of dividends ........      1,056,259      4,666,644      11,763,707       26,324,657
   Repurchased ................................................   (305,548,083)  (464,321,475)   (676,782,650)  (1,254,541,716)
                                                                 -------------  -------------  --------------  ---------------
   Net increase (decrease) in shares outstanding ..............     11,431,988     12,434,421      24,413,297      (26,934,260)
                                                                 =============  =============  ==============  ===============
Retail B Shares:
   Sold .......................................................            N/A            N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends ........            N/A            N/A             N/A              N/A
   Repurchased ................................................            N/A            N/A             N/A              N/A
                                                                 -------------  -------------  --------------  ---------------
   Net increase in shares outstanding .........................            N/A            N/A             N/A              N/A
                                                                 =============  =============  ==============  ===============
Trust Shares:
   Sold .......................................................    314,589,479    253,133,512     406,284,518      814,143,806
   Issued to shareholders in reinvestment of dividends ........             --         23,573         659,172        1,298,463
   Repurchased ................................................   (126,738,091)  (195,298,621)   (409,426,597)    (778,982,449)
                                                                 -------------  -------------  --------------  ---------------
   Net increase (decrease) in shares outstanding ..............    187,851,388     57,858,464      (2,482,907)      36,459,820
                                                                 =============  =============  ==============  ===============

                                                                      Connecticut Municipal        Massachusetts Municipal
                                                                        Money Market Fund             Money Market Fund
                                                                 -----------------------------  -----------------------------
                                                                   Six months                     Six months
                                                                      ended       Year ended         ended       Year ended
                                                                 April 30, 1999   October 31,   April 30, 1999   October 31,
                                                                   (unaudited)       1998         (unaudited)       1998
                                                                 --------------  -------------  -------------  --------------

DOLLAR AMOUNTS
Retail A Shares:
   Sold .......................................................  $  289,046,119  $ 439,511,535  $ 257,076,709  $  287,313,215
   Issued to shareholders in reinvestment of dividends ........       1,322,702      3,071,043        951,614       1,572,995
   Repurchased ................................................    (259,150,291)  (414,491,588)  (183,092,176)   (241,929,813)
                                                                 --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ..............  $   31,218,530  $  28,090,990  $  74,936,147  $   46,956,397
                                                                 ==============  =============  =============  ==============
Retail B Shares:
   Sold .......................................................             N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ........             N/A            N/A            N/A             N/A
   Repurchased ................................................             N/A            N/A            N/A             N/A
                                                                 --------------  -------------  -------------  --------------
   Net increase in shares outstanding .........................             N/A            N/A            N/A             N/A
                                                                 ==============  =============  =============  ==============
Trust Shares:
   Sold .......................................................             N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ........             N/A            N/A            N/A             N/A
   Repurchased ................................................             N/A            N/A            N/A             N/A
                                                                 --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ..............             N/A            N/A            N/A             N/A
                                                                 ==============  =============  =============  ==============
SHARE ACTIVITY
Retail A Shares:
   Sold .......................................................     289,046,119    439,511,535    257,076,709     287,313,215
   Issued to shareholders in reinvestment of dividends ........       1,322,702      3,071,043        951,614       1,572,995
   Repurchased ................................................    (259,150,291)  (414,491,588)  (183,092,176)   (241,929,813)
                                                                 --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ..............      31,218,530     28,090,990     74,936,147      46,956,397
                                                                 ==============  =============  =============  ==============
Retail B Shares:
   Sold .......................................................             N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ........             N/A            N/A            N/A             N/A
   Repurchased ................................................             N/A            N/A            N/A             N/A
                                                                 --------------  -------------  -------------  --------------
   Net increase in shares outstanding .........................             N/A            N/A            N/A             N/A
                                                                 ==============  =============  =============  ==============
Trust Shares:
   Sold .......................................................             N/A            N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends ........             N/A            N/A            N/A             N/A
   Repurchased ................................................             N/A            N/A            N/A             N/A
                                                                 --------------  -------------  -------------  --------------
   Net increase (decrease) in shares outstanding ..............             N/A            N/A            N/A             N/A
                                                                 ==============  =============  =============  ==============

Money Market Fund


Financial Highlights
For a Share outstanding throughout each period

Retail A Shares
                                             Six months ended                     Years ended October 31,
                                              April 30, 1999 ----------------------------------------------------------------
                                                (unaudited)      1998        1997          1996         1995         1994(1)
                                                -----------  -----------  -----------  -----------  -----------  ------------

Net Asset Value, Beginning of Period.......     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                -----------  -----------  -----------  -----------  -----------  ------------
Income from Investment Operations:
  Net investment income (A)................            0.02         0.05         0.05         0.05         0.05          0.03
  Net realized gain (loss) on investments..              --           --           --           --           --            --
                                                -----------  -----------  -----------  -----------  -----------  ------------
    Total from Investment Operations.......            0.02         0.05         0.05         0.05         0.05          0.03
                                                -----------  -----------  -----------  -----------  -----------  ------------
Less Dividends:
  Dividends from net investment income.....           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
  Dividends from net realized capital gains              --           --           --           --           --            --
                                                -----------  -----------  -----------  -----------  -----------  ------------
    Total Dividends........................           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
                                                -----------  -----------  -----------  -----------  -----------  ------------
Net increase (decrease) in net asset value.              --           --           --           --           --            --
                                                -----------  -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period.............     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                ===========  ===========  ===========  ===========  ===========  ============

Total Return (B)...........................            2.19%**      5.04%        4.93%        4.78%        5.23%         3.35%

Ratios/Supplemental data:
Net assets, End of Period (000's)..........     $ 2,391,624  $ 2,139,213  $ 1,877,889  $ 1,159,312  $   580,762  $    797,399
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver...................            4.38%*       4.94%        4.85%        4.67%        5.12%         3.38%
  Operating expenses including
    reimbursement/waiver...................            0.66%*       0.67%        0.69%        0.77%        0.74%         0.64%
  Operating expenses excluding
    reimbursement/waiver...................            0.70%*       0.71%        0.73%        0.80%        0.76%         0.64%

--------------------------------------------------------------------------------
*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(2)  The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.02, $0.05, $0.05, $0.05, $0.05 and
     $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996 and 1995 were $0.02, $0.05,
     $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail B Shares for the six months ended April 30, 1999 (unaudited), the year ended October 31, 1998 and the period ended October 31, 1997 were $0.02, $0.04 and $0.03, respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares. Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $1.6 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.35%.


                       See Notes to Financial Statements.

                                             Trust Shares
                                             Six months ended              Years ended October 31,
                                              April 30, 1999 ---------------------------------------------------
                                                (unaudited)      1998         1997         1996        1995(1)
                                                -----------  -----------  -----------  -----------   -----------

Net Asset Value, Beginning of Period.......     $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                -----------  -----------  -----------  -----------   -----------
Income from Investment Operations:
  Net investment income (A)................            0.02         0.05         0.05         0.05          0.05
  Net realized gain (loss) on investments..              --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
    Total from Investment Operations.......            0.02         0.05         0.05         0.05          0.05
                                                -----------  -----------  -----------  -----------   -----------
Less Dividends:
  Dividends from net investment income.....           (0.02)       (0.05)       (0.05)       (0.05)        (0.05)
  Dividends from net realized capital gains              --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
    Total Dividends........................           (0.02)       (0.05)       (0.05)       (0.05)        (0.05)
                                                -----------  -----------  -----------  -----------   -----------
Net increase (decrease) in net asset value.              --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............     $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                ===========  ===========  ===========  ===========   ===========

Total Return (B)...........................            2.28%**      5.23%        5.13%        5.00%         5.43%

Ratios/Supplemental data:
Net assets, End of Period (000's)..........     $ 1,477,504  $ 1,262,900  $ 1,138,185  $   924,222   $   334,054
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver...................            4.55%*       5.12%        5.04%        4.89%         5.30%
  Operating expenses including
    reimbursement/waiver...................            0.49%*       0.49%        0.50%        0.55%         0.55%
  Operating expenses excluding
    reimbursement/waiver...................            0.53%*       0.53%        0.54%        0.58%         0.56%

                                             Retail B Shares
                                             Six months ended Years ended October 31,
                                              April 30, 1999 -------------------------
                                                (unaudited)     1998         1997(2)
                                                -----------  -----------  ------------

Net Asset Value, Beginning of Period.......     $      1.00  $      1.00  $      1.00
                                                -----------  -----------  -----------
Income from Investment Operations:
  Net investment income (A)................            0.02         0.04         0.03
  Net realized gain (loss) on investments..              --           --           --
                                                -----------  -----------  -----------
    Total from Investment Operations.......            0.02         0.04         0.03
                                                -----------  -----------  -----------
Less Dividends:
  Dividends from net investment income.....           (0.02)       (0.04)       (0.03)
  Dividends from net realized capital gains              --           --           --
                                                -----------  -----------  -----------
    Total Dividends........................           (0.02)       (0.04)       (0.03)
                                                -----------  -----------  -----------
Net increase (decrease) in net asset value.              --           --           --
                                                -----------  -----------  -----------
Net Asset Value, End of Period.............            1.00  $      1.00  $      1.00
                                                ===========  ===========  ===========

Total Return (B)...........................            1.87%**      4.33%        2.66%**

Ratios/Supplemental data:
Net assets, End of Period (000's)..........     $     2,727  $     1,607  $       749
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver...................            3.75%*       4.26%        4.27%*
  Operating expenses including
    reimbursement/waiver...................            1.29%*       1.35%        1.38%*
  Operating expenses excluding
    reimbursement/waiver...................            1.33%*       1.39%        1.42%*

Government Fund


Financial Highlights
For a Share outstanding throughout each period

Retail A Shares
                                             Six months ended                     Years ended October 31,
                                              April 30, 1999 ----------------------------------------------------------------
                                                (unaudited)      1998        1997          1996         1995         1994(1)
                                                -----------  -----------  -----------  -----------  -----------  ------------

Net Asset Value, Beginning of Period.......     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                -----------  -----------  -----------  -----------  -----------  ------------
Income from Investment Operations:
  Net investment income (A)................            0.02         0.05         0.05         0.05         0.05          0.03
  Net realized gain (loss) on investments..              --           --           --           --           --            --
                                                -----------  -----------  -----------  -----------  -----------  ------------
    Total from Investment Operations.......            0.02         0.05         0.05         0.05         0.05          0.03
                                                -----------  -----------  -----------  -----------  -----------  ------------
Less Dividends:
  Dividends from net investment income.....           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
  Dividends from net realized capital gains              --           --           --           --           --            --
                                                -----------  -----------  -----------  -----------  -----------  ------------
    Total Dividends........................           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
                                                -----------  -----------  -----------  -----------  -----------  ------------
  Net increase (decrease) in net asset value             --           --           --           --           --            --
                                                -----------  -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period.............     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                ===========  ===========  ===========  ===========  ===========  ============

Total Return (B)...........................            2.14%**      4.94%        4.85%        4.72%        5.20%         3.49%

Ratios/Supplemental data:
Net assets, End of Period (000's)..........     $   358,272  $   352,799  $   350,513  $   326,411  $   320,795   $   759,106
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver...................            4.28%*       4.84%        4.74%        4.62%        5.11%         3.36%
  Operating expenses including
    reimbursement/waiver...................            0.69%*       0.70%        0.71%        0.75%        0.73%         0.54%
  Operating expenses excluding
    reimbursement/waiver...................            0.71%*       0.71%        0.72%        0.76%        0.74%         0.54%

--------------------------------------------------------------------------------
*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.02, $0.05, $0.05, $0.05, $0.05 and
     $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996 and 1995 were $0.02, $0.05,
     $0.05, $0.05 and $0.05, respectively.
(B) Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $2.3 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.49%.


                       See Notes to Financial Statements.

                                              Trust Shares
                                              Six months ended                         Years ended October 31,
                                               April 30, 1999    ------------------------------------------------------------------
                                                 (unaudited)          1998              1997             1996             1995(1)
                                                -------------    --------------    -------------    --------------    -------------

Net Asset Value, Beginning of Period.......     $        1.00    $         1.00    $        1.00    $         1.00    $        1.00
                                                -------------    --------------    -------------    --------------    -------------
Income from Investment Operations:
  Net investment income (A)................              0.02              0.05             0.05              0.05             0.05
  Net realized gain (loss) on investments..                --                --               --                --               --
                                                -------------    --------------    -------------    --------------    -------------
    Total from Investment Operations.......              0.02              0.05             0.05              0.05             0.05
                                                -------------    --------------    -------------    --------------    -------------
Less Dividends:
  Dividends from net investment income.....             (0.02)            (0.05)           (0.05)           (0.05)            (0.05)
  Dividends from net realized capital gains                --                --               --                --               --
                                                -------------    --------------    -------------    --------------    -------------
    Total Dividends........................             (0.02)            (0.05)           (0.05)           (0.05)            (0.05)
                                                -------------    --------------    -------------    --------------    -------------
  Net increase (decrease) in net asset value               --                --               --                --               --
                                                -------------    --------------    -------------    --------------    -------------
Net Asset Value, End of Period.............     $        1.00    $         1.00    $        1.00    $         1.00 $           1.00
                                                =============    ==============    =============    ==============    =============

Total Return (B)...........................              2.23%**           5.15%            5.06%             4.95%            5.39%

Ratios/Supplemental data:
Net assets, End of Period (000's)..........     $     695,831    $      722,476    $     630,859    $      733,759    $     678,679
  Net investment income including
    reimbursement/waiver...................              4.46%*            5.03%            4.94%             4.85%            5.27%
  Operating expenses including
    reimbursement/waiver...................              0.51%*            0.51%            0.51%             0.52%            0.53%
  Operating expenses excluding
    reimbursement/waiver...................              0.53%*            0.52%            0.52%             0.53%            0.54%

Tax-Exempt Fund


Financial Highlights
For a Share outstanding throughout each period

Retail A Shares
                                              Six months ended                     Years ended October 31,
                                               April 30, 1999 ----------------------------------------------------------------
                                                 (unaudited)      1998        1997          1996         1995         1994(1)
                                                 -----------  -----------  -----------  -----------  -----------  ------------

Net Asset Value, Beginning of Period........     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Income from Investment Operations:
   Net investment income (A)................            0.01         0.03         0.03         0.03         0.03          0.02
   Net realized gain (loss) on investments..              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------  ------------
     Total from Investment Operations.......            0.01         0.03         0.03         0.03         0.03          0.02
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Less Dividends:
   Dividends from net investment income.....           (0.01)       (0.03)       (0.03)       (0.03)       (0.03)        (0.02)
   Dividends from net realized capital gains              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------  ------------
     Total Dividends........................           (0.01)       (0.03)       (0.03)       (0.03)       (0.03)        (0.02)
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Net increase (decrease) in net asset value..              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period..............     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                 ===========  ===========  ===========  ===========  ===========  ============

Total Return ...............................            1.20%**      2.89%        2.95%        2.82%        3.16%         2.24%

Ratios/Supplemental data:
Net assets, End of Period (000's)...........     $   175,772  $   164,340  $   151,907  $   117,548  $   127,056  $    271,050
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................            2.39%*       2.85%        2.92%        2.78%        3.12%         2.12%
   Operating expenses including
     reimbursement/waiver...................            0.65%*       0.67%        0.68%        0.68%        0.68%         0.58%
   Operating expenses excluding
     reimbursement/waiver...................            0.65%*       0.67%        0.69%        0.69%        0.71%         0.58%

--------------------------------------------------------------------------------
*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.01, $0.03, $0.03, $0.03, $0.03 and
     $0.02, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996 and 1995 were $0.01, $0.03,
     $0.03, $0.03 and $0.03, respectively.


                       See Notes to Financial Statements.

                                               Trust Shares
                                               Six months ended                         Years ended October 31,
                                                April 30, 1999    -----------------------------------------------------------------
                                                  (unaudited)          1998              1997             1996            1995(1)
                                                 -------------    --------------    -------------    --------------    ------------

Net Asset Value, Beginning of Period........     $        1.00    $         1.00    $        1.00    $         1.00    $       1.00
                                                 -------------    --------------    -------------    --------------    ------------
Income from Investment Operations:
   Net investment income (A)................              0.01              0.03             0.03              0.03            0.03
   Net realized gain (loss) on investments..                --                --               --                --              --
                                                 -------------    --------------    -------------    --------------    ------------
     Total from Investment Operations.......              0.01              0.03             0.03              0.03            0.03
                                                 -------------    --------------    -------------    --------------    ------------
Less Dividends:
   Dividends from net investment income.....             (0.01)            (0.03)           (0.03)           (0.03)           (0.03)
   Dividends from net realized capital gains                --                --               --                --              --
                                                 -------------    --------------    -------------    --------------    ------------
     Total Dividends........................             (0.01)            (0.03)           (0.03)           (0.03)           (0.03)
                                                 -------------    --------------    -------------    --------------    ------------
Net increase (decrease) in net asset value..                --                --               --                --              --
                                                 -------------    --------------    -------------    --------------    ------------
Net Asset Value, End of Period..............     $        1.00    $         1.00    $        1.00    $         1.00    $       1.00
                                                 =============    ==============    =============    ==============    ============

Total Return ...............................              1.26%**           3.03%            3.10%             2.97%           3.29%

Ratios/Supplemental data:
Net assets, End of Period (000's)...........     $     415,027    $      227,176    $     169,316    $      184,307    $    180,706
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................              2.25%*            2.99%            3.05%            2.92%            3.24%
   Operating expenses including
     reimbursement/waiver...................              0.52%*            0.53%            0.53%            0.54%            0.55%
   Operating expenses excluding
     reimbursement/waiver...................              0.52%*            0.53%            0.53%            0.54%            0.56%

U.S. Treasury Fund


Financial Highlights
For a Share outstanding throughout each period

Retail A Shares
                                              Six months ended                     Years ended October 31,
                                               April 30, 1999 ----------------------------------------------------------------
                                                 (unaudited)      1998        1997          1996         1995         1994(1)
                                                 -----------  -----------  -----------  -----------  -----------   -----------

Net Asset Value, Beginning of Period........     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                 -----------  -----------  -----------  -----------  -----------   -----------
Income from Investment Operations:
   Net investment income (A)................            0.02         0.05         0.05         0.05         0.05          0.03
   Net realized gain (loss) on investments..              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------   -----------
     Total from Investment Operations.......            0.02         0.05         0.05         0.05         0.05          0.03
                                                 -----------  -----------  -----------  -----------  -----------   -----------
Less Dividends:
   Dividends from net investment income.....           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
   Dividends from net realized capital gains              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------   -----------
     Total Dividends........................           (0.02)       (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
                                                 -----------  -----------  -----------  -----------  -----------   -----------
Net increase (decrease) in net asset value..              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------   -----------
Net Asset Value, End of Period..............     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                 ===========  ===========  ===========  ===========  ===========   ===========

Total Return (B)............................            2.01%**      4.73%        4.67%        4.63%        4.99%         3.30%

Ratios/Supplemental data:
Net assets, End of Period (000's)...........     $   583,472  $   559,053  $   585,969  $   443,230  $   318,621   $   466,993
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................            4.02%*       4.63%        4.58%        4.53%        4.90%         3.24%
   Operating expenses including
     reimbursement/waiver...................            0.67%*       0.68%        0.69%        0.69%        0.73%         0.56%
   Operating expenses excluding
     reimbursement/waiver...................            0.67%*       0.68%        0.70%        0.69%        0.73%         0.56%

--------------------------------------------------------------------------------
*    Annualized.
**   Not Annualized.
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.02, $0.05, $0.05, $0.05, $0.05 and
     $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996 and 1995 were $0.02, $0.05,
     $0.05, $0.05 and $0.05, respectively.
(B) Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $1 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.30%.


                       See Notes to Financial Statements.

                                               Trust Shares
                                               Six months ended                         Years ended October 31,
                                                April 30, 1999    -----------------------------------------------------------------
                                                  (unaudited)          1998              1997             1996            1995(1)
                                                 -------------    --------------    -------------    --------------   -------------

Net Asset Value, Beginning of Period........     $        1.00    $         1.00    $        1.00    $         1.00   $        1.00
                                                 -------------    --------------    -------------    --------------   -------------
Income from Investment Operations:
   Net investment income (A)................              0.02              0.05             0.05              0.05            0.05
   Net realized gain (loss) on investments..                --                --               --                --              --
                                                 -------------    --------------    -------------    --------------   -------------
     Total from Investment Operations.......              0.02              0.05             0.05              0.05            0.05
                                                 -------------    --------------    -------------    --------------   -------------
Less Dividends:
   Dividends from net investment income.....             (0.02)            (0.05)           (0.05)           (0.05)           (0.05)
   Dividends from net realized capital gains                --                --               --                --              --
                                                 -------------    --------------    -------------    --------------   -------------
     Total Dividends........................             (0.02)            (0.05)           (0.05)           (0.05)           (0.05)
                                                 -------------    --------------    -------------    --------------   -------------
Net increase (decrease) in net asset value..                --                --               --                --              --
                                                 -------------    --------------    -------------    --------------   -------------
Net Asset Value, End of Period..............     $        1.00    $         1.00    $        1.00    $         1.00   $        1.00
                                                 =============    ==============    =============    ==============   =============

Total Return (B)............................              2.09%**           4.90%            4.85%             4.80%           5.18%

Ratios/Supplemental data:
Net assets, End of Period (000's)...........     $     427,167    $      429,645    $     393,175     $     354,331   $     271,036
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................              4.18%*            4.80%            4.75%             4.69%           5.06%
   Operating expenses including
     reimbursement/waiver...................              0.51%*            0.51%            0.52%             0.53%           0.55%
   Operating expenses excluding
     reimbursement/waiver...................              0.51%*            0.51%            0.53%             0.53%           0.55%

Connecticut Municipal Money Market Fund(1)


Financial Highlights
For a Share outstanding throughout each period

                                               Six months ended             Years ended October 31,
                                                April 30, 1999   ---------------------------------------------
                                                  (unaudited)         1998            1997           1996
                                                 -------------   -------------   --------------  -------------
                                                Retail A Shares Retail A Shares Retail A Shares Retail A Shares(3)
                                                 -------------   -------------   --------------  -------------

Net Asset Value, Beginning of Period .......     $        1.00   $        1.00   $         1.00  $        1.00
                                                 -------------   -------------   --------------  -------------
Income from Investment Operations:
   Net investment income (A) ...............              0.01            0.03             0.03           0.03
   Net realized gain (loss) on investments .                --              --               --             --
                                                 -------------   -------------   --------------  -------------
       Total from Investment Operations ....              0.01            0.03             0.03           0.03
                                                 -------------   -------------   --------------  -------------
Less Dividends:
   Dividends from net investment income ....             (0.01)          (0.03)           (0.03)         (0.03)
   Dividends from net realized capital gains                --              --               --             --
                                                 -------------   -------------   --------------  -------------
     Total Dividends .......................             (0.01)          (0.03)           (0.03)         (0.03)
                                                 -------------   -------------   --------------  -------------
Net increase (decrease) in net asset value .                --              --               --             --
                                                 -------------   -------------   --------------  -------------
Net Asset Value, End of Period .............     $        1.00   $        1.00   $         1.00  $        1.00
                                                 =============   =============   ==============  =============

Total Return (B) ...........................              1.17%**         2.87%            2.94%          2.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........     $     196,404   $     165,186    $     137,095  $     110,544
Ratios to average net assets:
   Net investment income
     including reimbursement/waiver ........              2.33%*          2.83%            2.91%          2.79%
   Operating expenses
     including reimbursement/waiver ........              0.62%*          0.62%            0.60%          0.64%
   Operating expenses
     excluding reimbursement/waiver ........              0.64%*          0.65%            0.65%          0.73%

--------------------------------------------------------------------------------
*    Annualized.
**   Not Annualized.
(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds.
(2)  The Predecessor Fund began offering Trust Shares on December 16, 1993.
(3) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997 and 1996 were $0.01, $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Investment Shares for the years ended October 31, 1995 (unaudited) and 1994 (unaudited) were $0.03 and $0.01, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Trust Shares for the year ended October 31, 1995 (unaudited) and the period ended October 31, 1994 (unaudited) were $0.02 and $0.01, respectively.
(B) Calculation does not include the effect of any sales charge for the Investment Shares of the Predecessor Fund.


                       See Notes to Financial Statements.

                                                     Year ended October 31,                Year ended October 31,
                                                 -------------------------------      -------------------------------
                                                              1995                                  1994
                                                 -------------------------------      -------------------------------
                                                  Investment           Trust            Investment          Trust
                                                    Shares            Shares              Shares          Shares(2)
                                                 -------------    --------------      --------------    -------------

Net Asset Value, Beginning of Period .......     $        1.00    $         1.00      $         1.00    $        1.00
                                                 -------------    --------------      --------------    -------------
Income from Investment Operations:
   Net investment income (A) ...............              0.03              0.03                0.02             0.02
   Net realized gain (loss) on investments .                --                --                  --               --
                                                 -------------    --------------      --------------    -------------
       Total from Investment Operations ....              0.03              0.03                0.02             0.02
                                                 -------------    --------------      --------------    -------------
Less Dividends:
   Dividends from net investment income ....             (0.03)            (0.03)              (0.02)           (0.02)
   Dividends from net realized capital gains                --                --                  --               --
                                                 -------------    --------------      --------------    -------------
     Total Dividends .......................             (0.03)            (0.03)              (0.02)           (0.02)
                                                 -------------    --------------      --------------    -------------
Net increase (decrease) in net asset value .                --                --                  --               --
                                                 -------------    --------------      --------------    -------------
Net Asset Value, End of Period .............     $        1.00    $         1.00      $         1.00    $        1.00
                                                 =============    ==============      ==============    =============

Total Return (B) ...........................              2.94%             3.19%               1.83%            2.08%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..........     $      71,472    $       31,164      $       80,663    $      34,354
Ratios to average net assets:
   Net investment income
     including reimbursement/waiver ........              2.88%             3.14%               1.99%            2.24%*
   Operating expenses
     including reimbursement/waiver ........              0.82%             0.57%               0.78%            0.53%*
   Operating expenses
     excluding reimbursement/waiver ........              1.29%             0.79%               1.50%            1.00%*

Massachusetts Municipal Money Market Fund(1)

Financial Highlights
For a Share outstanding throughout each period

Retail A Shares
                                              Six months ended                     Years ended October 31,
                                               April 30, 1999 ----------------------------------------------------------------
                                                 (unaudited)      1998        1997         1996(2)       1995          1994
                                                 -----------  -----------  -----------  -----------  -----------  ------------

Net Asset Value, Beginning of Period........     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Income from Investment Operations:
   Net investment income (A)................            0.01         0.03         0.03         0.03         0.03          0.02
   Net realized gain (loss) on investments..              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------  ------------
       Total from Investment Operations.....            0.01         0.03         0.03         0.03         0.03          0.02
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Less Dividends:
   Dividends from net investment income.....           (0.01)       (0.03)       (0.03)       (0.03)       (0.03)        (0.02)
   Dividends from net realized capital gains              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------  ------------
     Total Dividends........................           (0.01)       (0.03)       (0.03)       (0.03)       (0.03)        (0.02)
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Net increase (decrease) in net asset value..              --           --           --           --           --            --
                                                 -----------  -----------  -----------  -----------  -----------  ------------
Net Asset Value, End of Period..............     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00  $       1.00
                                                 ===========  ===========  ===========  ===========  ===========  ============

 Total Return ..............................            1.20%**      2.86%        2.92%        2.83%        3.21%         1.99%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........     $   202,857  $   127,922  $    80,966  $    47,066  $    40,326  $     31,516
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................            2.39%*       2.81%        2.90%        2.78%        3.16%         2.00%
   Operating expenses including
     reimbursement/waiver...................            0.62%*       0.62%        0.61%        0.62%        0.57%         0.53%
   Operating expenses excluding
     reimbursement/waiver...................            0.64%*       0.68%        0.69%        0.83%        1.06%         1.21%

--------------------------------------------------------------------------------
*    Annualized.
**   Not Annualized.
(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds.
(2) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for the six months ended April 30, 1999 (unaudited) and the years ended October 31, 1998, 1997, 1996, 1995 (unaudited) and 1994 (unaudited) were $0.01, $0.03, $0.03, $0.03, $0.03 and
     $0.01, respectively.


                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)


1.   Organization

     The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (individually, a "Fund," collectively, the "Funds") only.

     The Money Market Fund is authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Government, Tax-Exempt and U.S. Treasury Funds are authorized to issue two series of Shares (Trust Shares and Retail A Shares). Trust Shares, Retail A Shares and Retail B Shares are substantially the same, except (i) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge and (ii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after the date of purchase, Retail B Shares of the Money Market Fund will automatically convert to Retail A Shares of such Fund.

     The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares. Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, together with Retail A Shares of the Money Market, Government, Tax-Exempt and U.S. Treasury Funds, are hereinafter referred to as "Retail A Shares".

2.   Significant Accounting Policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

     Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

     Dividends to Shareholders: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

     Repurchase Agreements: Each Fund, except the U.S. Treasury Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Notes to Financial Statements


     Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

     In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. Investment Advisory, Administration, Distribution, Shareholder Services and Other Fees

     The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government and Tax-Exempt Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of average daily net assets of each Fund plus 0.35% of average daily net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government and Tax-Exempt Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's average daily net assets exceed $750,000,000.

     The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate, effective September 10, 1998, of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to September 10, 1998, Investor Services Group received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

     In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

     First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

     The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail A Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net asset value of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net asset value of the outstanding Retail A Shares beneficially owned by such customers.

     The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 1999, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

Notes to Financial Statements


                                                12b-1 Plan
                             Services           ----------
Fund                           Plan       Services   Distribution
                               ----       --------   ------------
Money Market Fund           $ 1,083,311   $     818    $  6,195
Government Fund                 181,649          --          --
Tax-Exempt Fund                  88,573          --          --
U.S. Treasury Fund              291,487          --          --
Connecticut Municipal
Money Market Fund                99,108          --          --
Massachusetts Municipal
Money Market Fund                88,595          --          --

     The Retail A Shares, Retail B Shares and Trust Shares of a Fund bear series specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Fund) also bear additional transfer agency fees in order to compensate Investor Services Group for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 1999, transfer agent charges for each series were as follows:

Fund                         Retail A    Retail B      Trust
----                         --------    --------      -----
Money Market Fund           $1,026,504  $      730  $   93,932
Government Fund                166,432          --      31,058
Tax-Exempt Fund                 31,053          --          36
U.S. Treasury Fund             198,193          --      13,492
Connecticut Municipal
Money Market Fund               11,850          --          --
Massachusetts Municipal
Money Market Fund                7,452          --          --

     Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

     Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     Expenses for the six months ended April 30, 1999, include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   Waiver of Fees and Reimbursement of Expenses

     The Investment Advisor voluntarily agreed to waive a portion of its fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The
Investment Advisor, at its discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 1999, the Investment Advisor waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

                                       Fees Waived by
Fund                                 Investment Advisor
----                                 ------------------
Money Market Fund                       $    724,530
Government Fund                               79,539

                                   Expenses Reimbursed by
Fund                                 Investment Advisor
----                                 ------------------
Connecticut Municipal
Money Market Fund                       $     24,726
Massachusetts Municipal
Money Market Fund                             22,353

5.   Shares of Beneficial Interest

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into thirty classes of shares, each consisting of one or more series including: Class A Shares (Retail A Shares), Class A - Special Series 1 Shares (Trust Shares) and Class A - Special Series 2 Shares (Retail B Shares) - Money Market Fund; Class B Shares (Retail A Shares) and Class B - Special Series 1 Shares (Trust Shares) - Government Fund; Class E Shares (Retail A Shares) and Class E Special Series 1 Shares (Trust Shares) - Tax-Exempt Fund; Class F Shares (Retail A Shares) and Class F - Special Series 1 Shares (Trust Shares) - U.S. Treasury Fund; Class V Shares (Retail A Shares) - Connecticut Municipal Money Market Fund; and Class W Shares (Retail A Shares) - Massachusetts Municipal Money Market Fund.

Notes to Financial Statements


     Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares bear the expense of payments under the Services Plan, Retail B Shares bear the expense of payments under the 12b-1 Plan and Retail A Shares, Retail B Shares and Trust Shares each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

     Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   Concentration of Credit

     The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

7.   Federal Tax Information

     At October 31, 1998, the following Funds had capital loss carryforwards:

    Fund                          Amount    Expiration
    ----                          ------    ----------
Money Market Fund ...........  $ 1,293,766       2002
                                     5,000       2003
                                    43,235       2004

Government Fund .............      843,555       2002

Tax-Exempt Fund .............      120,301       2002
                                     3,772       2003
                                     7,498       2004

U.S. Treasury Fund ..........      746,787       2002

Connecticut Municipal
Money Market Fund ...........        6,619       2002
                                       817       2004

Massachusetts Municipal
Money Market Fund ...........          133       2001
                                        31       2002
                                    12,416       2004

8.   Change of Accountants

On January 13, 1999, the Trust dismissed PricewaterhouseCoopers LLP ("PwC") as the Funds' independent auditors by action of the Trust's Board of Trustees upon the recommendation of a Special Committee of the Board. PwC's reports on the Funds' financial statements for the fiscal years ended October 31, 1998 and October 31, 1997 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended October 31, 1998 and October 31, 1997 and the interim period commencing November 1, 1998 and ending January 13, 1999, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On January 13, 1999, the Trust by action of its Board of Trustees upon the recommendation of a Special Committee of the Board engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Funds' financial statements for the fiscal year ending October 31, 1999. During the Funds' fiscal years ended October 31, 1998 and October 31, 1997 and the interim period commencing November 1, 1998 and ending January 13, 1999, neither the Trust, the Funds nor anyone on their behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

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


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[Back cover]


[Graphic: Galaxy Funds logo]


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